N

WEALTH BUILDING OPPORTUNITY

National Security Variable Account N

Annual Report

DECEMBER 31, 2008

National Security Variable Account N

National Security
Life and Annuity Co.
Binghamton, New York

WEALTHBUILDINGOPPORTUNITY National Security Variable Account N Annual Report D E C E M B E R 3 1 , 2008 National Security Variable Account N

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE CHIEF EXECUTIVE OFFICER

We are pleased to provide you with your copy of the 2008 National Security Variable Account N Annual Report. The report outlines the performance of the underlying portfolios owned by National Security Variable Account N for 2008. We’re pleased to share these results with you.

We appreciate you choosing a National Security Life and Annuity product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-877-446-6060.

John J. Palmer, FSA
Chief Executive Officer

ABOUT THIS REPORT

This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity
These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity
The Statements of Changes in Contract Owners’ Equity include increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of these statements illustrate contract purchase payments, extra credit fund deposits, transfers to and from other subaccounts, transfers to and from fixed dollar contract, withdrawals and surrenders, surrender charges, annual contract fees, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements
The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund, Inc.:
Equity Subaccount 102,356 Shares (Cost $2,637,559)	$1,350,079	$1,350,079
Money Market Subaccount 307,950 Shares (Cost $3,079,502)	3,079,502	3,079,502
Bond Subaccount 82,527 Shares (Cost $924,756)	836,001	836,001
Omni Subaccount 2,598 Shares (Cost $34,991)	28,635	28,635
International Subaccount 371,229 Shares (Cost $4,216,666)	2,806,492	2,806,492
Capital Appreciation Subaccount 88,360 Shares (Cost $1,555,241)	1,091,244	1,091,244
Millennium Subaccount 4,187 Shares (Cost $77,750)	60,455	60,455
International Small-Mid Company Subaccount (b) 7,748 Shares (Cost $164,079)	102,969	102,969
Aggressive Growth Subaccount 12,621 Shares (Cost $113,947)	65,755	65,755
Small Cap Growth Subaccount 7,341 Shares (Cost $75,191)	48,156	48,156
Mid Cap Opportunity Subaccount 60,445 Shares (Cost $1,074,052)	662,473	662,473
S&P 500 Index Subaccount 42,269 Shares (Cost $603,606)	397,752	397,752
Strategic Value Subaccount (a) 1,660 Shares (Cost $13,674)	13,227	13,227
High Income Bond Subaccount 55,614 Shares (Cost $503,875)	402,087	402,087
Capital Growth Subaccount 6,742 Shares (Cost $140,853)	101,134	101,134
Nasdaq-100 Index Subaccount 138,660 Shares (Cost $618,797)	431,232	431,232
Bristol Subaccount 128,485 Shares (Cost $1,516,606)	1,057,428	1,057,428
Bryton Growth Subaccount 98,533 Shares (Cost $1,107,984)	794,176	794,176
U.S. Equity Subaccount 64,708 Shares (Cost $814,956)	511,839	511,839

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund, Inc.: (continued)
Income Opportunity Subaccount 1,266 Shares (Cost $14,018)	$12,518	$12,518
Target VIP Subaccount 15,163 Shares (Cost $161,976)	103,260	103,260
Target Equity/Income Subaccount 159,095 Shares (Cost $1,793,891)	1,019,800	1,019,800

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 1,681 Shares (Cost $31,415)	17,078	17,078

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 110,873 Shares (Cost $1,178,894)	1,087,662	1,087,662
U.S. Real Estate Subaccount 158,561 Shares (Cost $2,630,822)	1,290,690	1,290,690
International Growth Equity Subaccount 261,498 Shares (Cost $2,485,602)	1,626,516	1,626,516
Capital Growth Subaccount (a) 3,650 Shares (Cost $59,756)	36,754	36,754

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount 449,836 Shares (Cost $5,748,846)	3,585,192	3,585,192
Structured U.S. Equity Subaccount 72,988 Shares (Cost $935,432)	583,173	583,173
Capital Growth Subaccount 17,796 Shares (Cost $194,641)	131,693	131,693

Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount (a) 116,297 Shares (Cost $2,342,391)	1,347,881	1,347,881
U.S. Small Cap Equity Subaccount (a) 13,926 Shares (Cost $175,523)	88,293	88,293
U.S. Strategic Equity Subaccount 10,115 Shares (Cost $108,310)	65,846	65,846
International Equity Subaccount 246,604 Shares (Cost $2,936,259)	2,029,552	2,029,552

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount 158,379 Shares (Cost $2,163,839)	$1,434,915	$1,434,915
Jennison Subaccount 2,161 Shares (Cost $38,568)	31,255	31,255

UBS Series Trust — Class I:
U.S. Allocation Subaccount 1,274 Shares (Cost $15,269)	12,298	12,298

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 90,178 Shares (Cost $2,501,471)	1,634,019	1,634,019
VIP Contrafund Subaccount 160,631 Shares (Cost $4,050,379)	2,431,955	2,431,955
VIP Growth Subaccount 3,753 Shares (Cost $137,879)	87,474	87,474
VIP Equity-Income Subaccount 75,026 Shares (Cost $1,827,728)	975,338	975,338
VIP Real Estate Subaccount 3,847 Shares (Cost $28,535)	31,049	31,049

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount 19,295 Shares (Cost $386,945)	300,621	300,621
Worldwide Growth Subaccount 1,686 Shares (Cost $49,478)	32,202	32,202
Balanced Subaccount 1,829 Shares (Cost $53,069)	43,448	43,448
International Growth Subaccount 83,186 Shares (Cost $3,808,867)	2,163,674	2,163,674

J.P. Morgan Series Trust II:
Small Company Subaccount 10,476 Shares (Cost $171,433)	103,081	103,081
Mid Cap Value Subaccount 81,826 Shares (Cost $2,329,039)	1,548,153	1,548,153

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 234 Shares (Cost $1,477)	1,876	1,876
Investors Growth Stock Subaccount 5,460 Shares (Cost $47,908)	37,949	37,949

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
UBS Series Trust — Class I: (continued)
Mid Cap Growth Subaccount 55,332 Shares (Cost $343,071)	$177,064	$177,064
Total Return Subaccount 13,632 Shares (Cost $276,105)	207,745	207,745

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 154,153 Shares (Cost $1,923,466)	1,735,757	1,735,757
Total Return Subaccount 379,415 Shares (Cost $3,907,555)	3,911,765	3,911,765
Global Bond Subaccount 61,817 Shares (Cost $787,186)	757,256	757,256

Royce Capital Fund:
Micro-Cap Subaccount 89,281 Shares (Cost $960,378)	538,363	538,363
Small-Cap Subaccount 253,463 Shares (Cost $2,330,008)	1,627,231	1,627,231

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 7,436 Shares (Cost $304,410)	213,417	213,417

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount 63,479 Shares (Cost $1,141,214)	683,038	683,038
Franklin Flex Cap Growth Securities Subaccount 176,531 Shares (Cost $2,077,739)	1,451,085	1,451,085
Franklin Income Securities Subaccount 55,135 Shares (Cost $947,274)	625,235	625,235

Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount 4,823 Shares (Cost $109,900)	64,720	64,720
Investors Subaccount 770 Shares (Cost $13,023)	7,821	7,821

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 150,980 Shares (Cost $2,309,398)	1,392,037	1,392,037

Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount 8,381 Shares (Cost $80,752)	81,209	81,209

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount 92,732 Shares (Cost $893,943)	$740,926	$740,926

Franklin Templeton Variable Insurance Products Trust — Class 4:
Templeton Foreign Securities Subaccount 4,329 Shares (Cost $69,527)	47,231	47,231
Franklin Flex Cap Growth Securities Subaccount 84,431 Shares (Cost $838,237)	693,181	693,181
Franklin Income Securities Subaccount 16,357 Shares (Cost $206,005)	188,765	188,765
Franklin Templeton VIP Founding Funds Allocation Subaccount 2,704 Shares (Cost $21,830)	15,195	15,195

Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount 23,980 Shares (Cost $213,931)	198,431	198,431

Totals	$53,093,323	$53,093,323

(a)	Name change was effective May 1, 2008:
Strategic Value subaccount formerly known as Blue Chip.
Emerging Markets Equity subaccount formerly known as Emerging Markets.
U.S. Small Cap Equity subaccount formerly known as Small Cap.
Capital Growth subaccount formerly known as Equity Growth.

(b)	Name change was effective September 1, 2008:
International Small-Mid Company subaccount formerly known as International Small Company.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2008

	Ohio National Fund, Inc.
								International
		Money				Capital		Small-Mid
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Company
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$17,831	$82,330	$0	$880	$0	$9,703	$0	$0
Risk and administrative expense (note 2)	(30,308)	(60,801)	(16,897)	(530)	(55,972)	(19,707)	(1,189)	(1,769)

Net investment activity	(12,477)	21,529	(16,897)	350	(55,972)	(10,004)	(1,189)	(1,769)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(302,716)	19	(13,098)	242	15,911	1,292	7,082	(7,857)
Unrealized gain (loss)	(1,333,619)	0	(124,133)	(14,520)	(2,333,696)	(677,028)	(37,678)	(91,471)

Net gain (loss) on investments	(1,636,335)	19	(137,231)	(14,278)	(2,317,785)	(675,736)	(30,596)	(99,328)

Net increase (decrease) in contract owners’ equity from operations	$(1,648,812)	$21,548	$(154,128)	$(13,928)	$(2,373,757)	$(685,740)	$(31,785)	$(101,097)

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P 500	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$0	$0	$0	$8,776	$763	$0	$0	$0
Risk and administrative expense (note 2)	(1,254)	(841)	(8,008)	(5,780)	(441)	(6,506)	(1,108)	(6,976)

Net investment activity	(1,254)	(841)	(8,008)	2,996	322	(6,506)	(1,108)	(6,976)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,969)	(297)	(19,226)	(4,586)	(8,633)	(5,141)	(462)	(44)
Unrealized gain (loss)	(48,444)	(40,063)	(436,325)	(222,642)	2,374	(125,758)	(41,375)	(286,872)

Net gain (loss) on investments	(50,413)	(40,360)	(455,551)	(227,228)	(6,259)	(130,899)	(41,837)	(286,916)

Net increase (decrease) in contract owners’ equity from operations	$(51,667)	$(41,201)	$(463,559)	$(224,232)	$(5,937)	$(137,405)	$(42,945)	$(293,892)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2008

	Ohio National Fund, Inc.
							Target
		Bryton			Income	Target	Equity/
	Bristol	Growth	U.S. Equity	Balanced	Opportunity	VIP	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$11,643	$0	$7,722	$0	$0	$1,724	$27,006
Risk and administrative expense (note 2)	(16,323)	(11,800)	(12,221)	(1,100)	(462)	(2,897)	(20,110)

Net investment activity	(4,680)	(11,800)	(4,499)	(1,100)	(462)	(1,173)	6,896

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(10,764)	(11,491)	(4,610)	13,463	3,725	(1,653)	(25,907)
Unrealized gain (loss)	(604,473)	(403,707)	(520,048)	(23,301)	(8,697)	(91,659)	(830,580)

Net gain (loss) on investments	(615,237)	(415,198)	(524,658)	(9,838)	(4,972)	(93,312)	(856,487)

Net increase (decrease) in contract owners’ equity from operations	$(619,917)	$(426,998)	$(529,157)	$(10,938)	$(5,434)	$(94,485)	$(849,591)

	Wells Fargo
	Advantage
	Variable Trust	Van Kampen Universal				Goldman Sachs Variable Insurance
	Funds	Institutional Funds — Class II				Trust — Institutional Shares
		Core Plus	U.S. Real	International	Capital	Growth and	Structured	Capital
	Opportunity	Fixed Income	Estate	Growth Equity	Growth	Income	U.S. Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$479	$58,908	$44,605	$44	$0	$96,370	$12,725	$242
Risk and administrative expense (note 2)	(362)	(12,616)	(22,053)	(13,876)	(381)	(60,900)	(11,015)	(2,426)

Net investment activity	117	46,292	22,552	(13,832)	(381)	35,470	1,710	(2,184)

Reinvested capital gains	5,650	0	619,485	3,385	0	477	7,139	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	694	(69,949)	(212,023)	(50,316)	(95)	(186,889)	(19,376)	25
Unrealized gain (loss)	(18,824)	(94,386)	(1,057,113)	(849,030)	(23,484)	(1,763,684)	(346,926)	(81,520)

Net gain (loss) on investments	(18,130)	(164,335)	(1,269,136)	(899,346)	(23,579)	(1,950,573)	(366,302)	(81,495)

Net increase (decrease) in contract owners’ equity from operations	$(12,363)	$(118,043)	$(627,099)	$(909,793)	$(23,960)	$(1,914,626)	$(357,453)	$(83,679)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2008

	Lazard Retirement Series, Inc.				The Prudential Series
	Emerging	U.S.	U.S.		Fund, Inc.
	Markets	Small Cap	Strategic	International	Jennison
	Equity	Equity	Equity	Equity	20/20 Focus	Jennison
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$47,742	$0	$690	$34,357	$0	$28
Risk and administrative expense (note 2)	(19,692)	(1,704)	(765)	(22,935)	(17,939)	(590)

Net investment activity	28,050	(1,704)	(75)	11,422	(17,939)	(562)

Reinvested capital gains	119,706	0	0	7,388	76,681	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(44,599)	(15,797)	(222)	(127,712)	(49,237)	367
Unrealized gain (loss)	(1,115,964)	(37,160)	(32,975)	(793,241)	(724,878)	(19,293)

Net gain (loss) on investments	(1,160,563)	(52,957)	(33,197)	(920,953)	(774,115)	(18,926)

Net increase (decrease) in contract owners’ equity from operations	$(1,012,807)	$(54,661)	$(33,272)	$(902,143)	$(715,373)	$(19,488)

	UBS Series
	Trust — Class I	Fidelity Variable Insurance Products Fund — Service Class 2
					VIP	VIP
	U.S.	VIP	VIP	VIP	Equity -	Real
	Allocation	Mid Cap	Contrafund	Growth	Income	Estate
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008(a)

Investment activity:
Reinvested dividends	$452	$4,552	$27,627	$800	$31,384	$1,105
Risk and administrative expense (note 2)	(232)	(21,625)	(36,873)	(1,827)	(19,076)	(73)

Net investment activity	220	(17,073)	(9,246)	(1,027)	12,308	1,032

Reinvested capital gains	0	260,188	71,037	0	1,528	474

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	34	(71,364)	(118,923)	(329)	(163,044)	(344)
Unrealized gain (loss)	(7,248)	(979,108)	(1,395,232)	(80,318)	(621,258)	2,514

Net gain (loss) on investments	(7,214)	(1,050,472)	(1,514,155)	(80,647)	(784,302)	2,170

Net increase (decrease) in contract owners’ equity from operations	$(6,994)	$(807,357)	$(1,452,364)	$(81,674)	$(770,466)	$3,676

(a)	Period from May 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2008

	Janus Aspen Series — Service Shares				J.P. Morgan Series Trust II
	Large	Worldwide		International	Small	Mid Cap
	Cap Growth	Growth	Balanced	Growth	Company	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$1,188	$436	$1,564	$28,806	$298	$23,536
Risk and administrative expense (note 2)	(2,458)	(506)	(776)	(36,271)	(2,102)	(28,925)

Net investment activity	(1,270)	(70)	788	(7,465)	(1,804)	(5,389)

Reinvested capital gains	0	0	5,179	416,086	16,781	159,545

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	5,385	(154)	(2,633)	(69,666)	(8,797)	(72,219)
Unrealized gain (loss)	(89,410)	(21,883)	(14,749)	(2,200,606)	(57,633)	(884,176)

Net gain (loss) on investments	(84,025)	(22,037)	(17,382)	(2,270,272)	(66,430)	(956,395)

Net increase (decrease) in contract owners’ equity from operations	$(85,295)	$(22,107)	$(11,415)	$(1,861,651)	$(51,453)	$(802,239)

	MFS Variable Insurance				PIMCO Variable Insurance Trust —
	Trust — Service Class				Administrative Shares
	New	Investors	Mid Cap	Total	Real	Total	Global
	Discovery	Growth Stock	Growth	Return	Return	Return	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$0	$150	$0	$6,495	$75,471	$212,458	$18,249
Risk and administrative expense (note 2)	(48)	(717)	(3,721)	(3,195)	(28,784)	(61,909)	(6,779)

Net investment activity	(48)	(567)	(3,721)	3,300	46,687	150,549	11,470

Reinvested capital gains	526	2,505	40,485	14,163	2,948	84,460	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(2,568)	128	(24,083)	(1,049)	(12,722)	57,843	(10,142)
Unrealized gain (loss)	156	(25,030)	(179,726)	(78,375)	(203,157)	(139,923)	(39,628)

Net gain (loss) on investments	(2,412)	(24,902)	(203,809)	(79,424)	(215,879)	(82,080)	(49,770)

Net increase (decrease) in contract owners’ equity from operations	$(1,934)	$(22,964)	$(167,045)	$(61,961)	$(166,244)	$152,929	$(38,300)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2008

			Dreyfus
			Variable
			Investment
			Fund —	Franklin Templeton Variable
	Royce Capital Fund		Service Shares	Insurance Products Trust — Class 2
					Franklin
				Templeton	Flex Cap	Franklin
				Foreign	Growth	Income
	Micro-Cap	Small-Cap	Appreciation	Securities	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$21,199	$12,840	$5,309	$23,181	$1,983	$42,653
Risk and administrative expense (note 2)	(6,736)	(19,960)	(3,247)	(13,148)	(20,374)	(10,207)

Net investment activity	14,463	(7,120)	2,062	10,033	(18,391)	32,446

Reinvested capital gains	88,835	165,068	23,033	94,872	0	17,860

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(25,663)	(13,558)	(4,145)	(14,985)	(41,096)	(13,578)
Unrealized gain (loss)	(406,016)	(628,044)	(115,410)	(541,760)	(627,686)	(312,869)

Net gain (loss) on investments	(431,679)	(641,602)	(119,555)	(556,745)	(668,782)	(326,447)

Net increase (decrease) in contract owners’ equity from operations	$(328,381)	$(483,654)	$(94,460)	$(451,840)	$(687,173)	$(276,141)

			Neuberger
			Berman	Federated	Goldman Sachs
	Legg Mason Partners		Advisers	Insurance	Variable
	Variable Equity		Management	Series —	Insurance Trust —
	Trust — Class I		Trust — S Class	Service Shares	Service Shares
	Fundamental		AMT	Kaufmann	Growth and
	Value	Investors	Regency	Fund II	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008(b)	2008(b)

Investment activity:
Reinvested dividends	$1,543	$141	$18,139	$0	$17,394
Risk and administrative expense (note 2)	(1,209)	(141)	(20,770)	(200)	(2,985)

Net investment activity	334	0	(2,631)	(200)	14,409

Reinvested capital gains	66	303	3,945	0	88

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,735)	(145)	(91,956)	(1,126)	(8,335)
Unrealized gain (loss)	(36,651)	(4,529)	(869,742)	458	(153,017)

Net gain (loss) on investments	(38,386)	(4,674)	(961,698)	(668)	(161,352)

Net increase (decrease) in contract owners’ equity from operations	$(37,986)	$(4,371)	$(960,384)	$(868)	$(146,855)

(b)	Period from May 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2008

					Ivy Funds
					Variable
	Franklin Templeton Variable				Insurance
	Insurance Products Trust — Class 4				Portfolios, Inc.
				Franklin
	Templeton	Franklin Flex	Franklin	Templeton VIP	VIP
	Foreign	Cap Growth	Income	Founding Funds	Asset
	Securities	Securities	Securities	Allocation	Strategy	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2008(c)	2008(c)	2008(c)	2008(c)	2008(d)	2008

Investment activity:
Reinvested dividends	$516	$44	$208	$450	$1,074	$1,045,813
Risk and administrative expense (note 2)	(366)	(2,739)	(499)	(130)	(277)	(829,139)

Net investment activity	150	(2,695)	(291)	320	797	216,674

Reinvested capital gains	1,868	0	84	434	17,655	2,329,927

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(846)	(7,053)	(365)	(577)	(61)	(1,871,720)
Unrealized gain (loss)	(22,295)	(145,056)	(17,240)	(6,635)	(15,500)	(26,168,975)

Net gain (loss) on investments	(23,141)	(152,109)	(17,605)	(7,212)	(15,561)	(28,040,695)

Net increase (decrease) in contract owners’ equity from operations	$(21,123)	$(154,804)	$(17,812)	$(6,458)	$2,891	$(25,494,094)

(c)	Period from May 1, 2008, date of commencement of operations.

(d)	Period from October 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(12,477)	$(33,662)	$21,529	$111,907	$(16,897)	$(19,263)	$350	$150
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(302,716)	27,176	19	(51)	(13,098)	3,682	242	605
Unrealized gain (loss)	(1,333,619)	(216,027)	0	0	(124,133)	47,204	(14,520)	1,722

Net increase (decrease) in contract owners’ equity from operations	(1,648,812)	(222,513)	21,548	111,856	(154,128)	31,623	(13,928)	2,477

Equity transactions:
Contract purchase payments (note 1)	398,277	718,927	274,346	3,281,440	71,837	76,067	0	0
Extra credit fund deposit (note 1)	1,336	3,007	617	13,138	355	681	0	0
Transfers (to) and from other subaccounts	(135,781)	89,749	(377,774)	(1,857,193)	(396,241)	107,909	(580)	(1,563)
Transfers (to) and from fixed dollar contract	92,403	269,399	(734,788)	1,135,276	(6,822)	49,471	0	0
Withdrawals and surrenders	(147,236)	(49,819)	(1,012,061)	(59,941)	(58,895)	(55,689)	(1,267)	0
Surrender charges (note 2)	(2,925)	(2,209)	(54,240)	(858)	(2,326)	(2,436)	0	0
Annual contract charges (note 2)	(12,601)	(9,933)	(20,865)	(6,665)	(6,184)	(6,504)	(251)	(236)
Annuity and death benefit payments	(11,521)	(7,683)	(32,926)	(17,075)	(15,657)	(5,570)	0	0

Net equity transactions	181,952	1,011,438	(1,957,691)	2,488,122	(413,933)	163,929	(2,098)	(1,799)

Net change in contract owners’ equity	(1,466,860)	788,925	(1,936,143)	2,599,978	(568,061)	195,552	(16,026)	678
Contract owners’ equity:
Beginning of period	2,816,939	2,028,014	5,015,645	2,415,667	1,404,062	1,208,510	44,661	43,983

End of period	$1,350,079	$2,816,939	$3,079,502	$5,015,645	$836,001	$1,404,062	$28,635	$44,661

Change in units:
Beginning units	241,983	161,898	408,605	203,672	97,271	85,702	4,725	4,909

Units purchased	127,252	103,292	131,954	392,078	21,946	22,876	92	67
Units redeemed	(108,472)	(23,207)	(290,158)	(187,145)	(52,737)	(11,307)	(335)	(251)

Ending units	260,763	241,983	250,401	408,605	66,480	97,271	4,482	4,725

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
							International Small-Mid
	International		Capital Appreciation		Millennium		Company
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(55,972)	$(69,294)	$(10,004)	$(16,163)	$(1,189)	$(1,209)	$(1,769)	$(1,809)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	15,911	154,511	1,292	50,701	7,082	503	(7,857)	18,824
Unrealized gain (loss)	(2,333,696)	264,858	(677,028)	3,978	(37,678)	18,649	(91,471)	3,588

Net increase (decrease) in contract owners’ equity from operations	(2,373,757)	350,075	(685,740)	38,516	(31,785)	17,943	(101,097)	20,603

Equity transactions:
Contract purchase payments (note 1)	219,006	1,091,138	39,374	86,853	13,931	43,850	59,950	17,460
Extra credit fund deposit (note 1)	2,537	5,124	440	412	202	1,010	100	298
Transfers (to) and from other subaccounts	(317,504)	(439,632)	123,853	(20,702)	(60,511)	(2,516)	23,320	(13,486)
Transfers (to) and from fixed dollar contract	138,405	418,171	5,977	24,999	11,704	14,895	1,557	6,656
Withdrawals and surrenders	(123,205)	(180,621)	(26,225)	(51,216)	0	0	(1,227)	(34,886)
Surrender charges (note 2)	(5,860)	(7,861)	(689)	(2,832)	0	0	0	(733)
Annual contract charges (note 2)	(25,988)	(22,795)	(9,254)	(9,420)	(762)	(430)	(555)	(636)
Annuity and death benefit payments	(31,543)	(23,751)	(18,206)	(13,095)	0	0	(278)	(281)

Net equity transactions	(144,152)	839,773	115,270	14,999	(35,436)	56,809	82,867	(25,608)

Net change in contract owners’ equity	(2,517,909)	1,189,848	(570,470)	53,515	(67,221)	74,752	(18,230)	(5,005)
Contract owners’ equity:
Beginning of period	5,324,401	4,134,553	1,661,714	1,608,199	127,676	52,924	121,199	126,204

End of period	$2,806,492	$5,324,401	$1,091,244	$1,661,714	$60,455	$127,676	$102,969	$121,199

Change in units:
Beginning units	413,417	346,797	82,911	82,206	13,313	6,858	5,988	7,252

Units purchased	108,637	124,577	14,876	11,649	7,014	6,796	5,658	1,845
Units redeemed	(111,382)	(57,957)	(7,241)	(10,944)	(9,203)	(341)	(1,037)	(3,109)

Ending units	410,672	413,417	90,546	82,911	11,124	13,313	10,609	5,988

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,254)	$(65)	$(841)	$(408)	$(8,008)	$(2,475)	$2,996	$1,894
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(1,969)	46	(297)	897	(19,226)	3,633	(4,586)	3,197
Unrealized gain (loss)	(48,444)	253	(40,063)	2,810	(436,325)	15,136	(222,642)	(7,043)

Net increase (decrease) in contract owners’ equity from operations	(51,667)	234	(41,201)	3,299	(463,559)	16,294	(224,232)	(1,952)

Equity transactions:
Contract purchase payments (note 1)	15,000	88,160	0	43,040	199,188	304,453	120,932	178,300
Extra credit fund deposit (note 1)	0	3,526	0	1,722	1,284	5,221	0	0
Transfers (to) and from other subaccounts	1,462	(447)	15,830	(1,665)	271,014	90,843	1,424	(17,647)
Transfers (to) and from fixed dollar contract	0	10,200	0	0	165,471	31,957	103,282	112,721
Withdrawals and surrenders	0	0	0	0	(9,024)	(61)	0	0
Surrender charges (note 2)	0	0	0	0	(28)	0	0	0
Annual contract charges (note 2)	(713)	0	(384)	(115)	(3,820)	(210)	(1,861)	(512)
Annuity and death benefit payments	0	0	0	0	(1,476)	(133)	0	0

Net equity transactions	15,749	101,439	15,446	42,982	622,609	432,070	223,777	272,862

Net change in contract owners’ equity	(35,918)	101,673	(25,755)	46,281	159,050	448,364	(455)	270,910
Contract owners’ equity:
Beginning of period	101,673	0	73,911	27,630	503,423	55,059	398,207	127,297

End of period	$65,755	$101,673	$48,156	$73,911	$662,473	$503,423	$397,752	$398,207

Change in units:
Beginning units	13,533	0	9,910	4,188	26,877	3,431	29,453	9,881

Units purchased	2,441	13,591	2,703	5,977	49,071	24,020	18,137	21,084
Units redeemed	(217)	(58)	(96)	(255)	(2,605)	(574)	(633)	(1,512)

Ending units	15,757	13,533	12,517	9,910	73,343	26,877	46,957	29,453

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$322	$(93)	$(6,506)	$(4,482)	$(1,108)	$(363)	$(6,976)	$(6,633)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(8,633)	2,980	(5,141)	2,617	(462)	154	(44)	19,809
Unrealized gain (loss)	2,374	(11,034)	(125,758)	7,100	(41,375)	1,352	(286,872)	58,184

Net increase (decrease) in contract owners’ equity from operations	(5,937)	(8,147)	(137,405)	5,235	(42,945)	1,143	(293,892)	71,360

Equity transactions:
Contract purchase payments (note 1)	12,419	0	54,263	30,875	0	20,269	10,500	7,847
Extra credit fund deposit (note 1)	497	0	0	149	0	0	120	112
Transfers (to) and from other subaccounts	(69,833)	2,443	155,977	147,293	89,154	(369)	27,950	(69,962)
Transfers (to) and from fixed dollar contract	0	41,836	(108,381)	51,957	11,704	18,555	104,302	181,135
Withdrawals and surrenders	0	(26,935)	(31,847)	(1,732)	0	(1,121)	(4,858)	(14,761)
Surrender charges (note 2)	0	(30)	(1,647)	0	0	0	(162)	(838)
Annual contract charges (note 2)	(252)	(467)	(2,014)	(1,056)	(314)	(145)	(2,435)	(2,539)
Annuity and death benefit payments	0	0	(6,399)	(1,692)	(400)	(134)	(2,375)	(2,663)

Net equity transactions	(57,169)	16,847	59,952	225,794	100,144	37,055	133,042	98,331

Net change in contract owners’ equity	(63,106)	8,700	(77,453)	231,029	57,199	38,198	(160,850)	169,691
Contract owners’ equity:
Beginning of period	76,333	67,633	479,540	248,511	43,935	5,737	592,082	422,391

End of period	$13,227	$76,333	$402,087	$479,540	$101,134	$43,935	$431,232	$592,082

Change in units:
Beginning units	6,690	5,335	33,320	17,573	1,885	270	121,569	102,537

Units purchased	2,070	3,522	24,569	18,059	5,152	1,690	39,944	39,675
Units redeemed	(7,121)	(2,167)	(19,893)	(2,312)	(122)	(75)	(7,608)	(20,643)

Ending units	1,639	6,690	37,996	33,320	6,915	1,885	153,905	121,569

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,680)	$(8,596)	$(11,800)	$(10,290)	$(4,499)	$(11,673)	$(1,100)	$(1,998)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(10,764)	24,396	(11,491)	14,510	(4,610)	4,312	13,463	225
Unrealized gain (loss)	(604,473)	47,496	(403,707)	41,878	(520,048)	131,587	(23,301)	16,295

Net increase (decrease) in contract owners’ equity from operations	(619,917)	63,296	(426,998)	46,098	(529,157)	124,226	(10,938)	14,522

Equity transactions:
Contract purchase payments (note 1)	195,327	361,024	170,988	348,202	5,508	102,836	0	0
Extra credit fund deposit (note 1)	1,088	2,017	1,008	1,851	0	0	0	0
Transfers (to) and from other subaccounts	35,819	(27,827)	(24,527)	(43,596)	(108,182)	6,147	(126,216)	0
Transfers (to) and from fixed dollar contract	163,085	120,742	153,843	114,078	0	4,845	0	0
Withdrawals and surrenders	(39,986)	(25,814)	(32,228)	(15,370)	(57,920)	(13,000)	(12,431)	0
Surrender charges (note 2)	(1,906)	(1,354)	(1,578)	(796)	(58)	0	0	0
Annual contract charges (note 2)	(7,630)	(4,970)	(5,687)	(2,949)	(2,694)	(2,464)	(153)	(146)
Annuity and death benefit payments	(10,551)	(5,441)	(5,637)	(3,281)	0	0	0	0

Net equity transactions	335,246	418,377	256,182	398,139	(163,346)	98,364	(138,800)	(146)

Net change in contract owners’ equity	(284,671)	481,673	(170,816)	444,237	(692,503)	222,590	(149,738)	14,376
Contract owners’ equity:
Beginning of period	1,342,099	860,426	964,992	520,755	1,204,342	981,752	149,738	135,362

End of period	$1,057,428	$1,342,099	$794,176	$964,992	$511,839	$1,204,342	$0	$149,738

Change in units:
Beginning units	90,694	61,836	77,542	45,382	81,503	74,145	10,579	10,591

Units purchased	44,558	37,315	51,503	38,823	871	8,548	0	0
Units redeemed	(13,471)	(8,457)	(22,122)	(6,663)	(14,854)	(1,190)	(10,579)	(12)

Ending units	121,781	90,694	106,923	77,542	67,520	81,503	0	10,579

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

							Wells Fargo
							AdvantageVariable
	Ohio National Fund, Inc.						Trust Funds
	Income Opportunity		Target VIP		Target Equity/Income		Opportunity
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(462)	$(816)	$(1,173)	$(1,497)	$6,896	$6,666	$117	$(327)
Reinvested capital gains	0	0	0	0	0	0	5,650	5,846
Realized gain (loss)	3,725	60	(1,653)	2,983	(25,907)	2,899	694	144
Unrealized gain (loss)	(8,697)	4,662	(91,659)	22,091	(830,580)	55,547	(18,824)	(3,662)

Net increase (decrease) in contract owners’ equity from operations	(5,434)	3,906	(94,485)	23,577	(849,591)	65,112	(12,363)	2,001

Equity transactions:
Contract purchase payments (note 1)	918	0	5,000	121,851	229,410	1,609,811	0	0
Extra credit fund deposit (note 1)	0	0	200	0	0	0	0	0
Transfers (to) and from other subaccounts	(46,011)	1,302	(139,971)	(244)	(19,405)	0	(11,077)	0
Transfers (to) and from fixed dollar contract	0	15,535	4,808	51,367	0	0	0	0
Withdrawals and surrenders	0	0	(7,167)	(1,909)	(12,502)	(1,025)	0	0
Surrender charges (note 2)	0	0	0	0	0	0	0	0
Annual contract charges (note 2)	(255)	(238)	(1,944)	(1,190)	(12,870)	(95)	(223)	(233)
Annuity and death benefit payments	0	0	(2,292)	(2,329)	(2,426)	0	0	0

Net equity transactions	(45,348)	16,599	(141,366)	167,546	182,207	1,608,691	(11,300)	(233)

Net change in contract owners’ equity	(50,782)	20,505	(235,851)	191,123	(667,384)	1,673,803	(23,663)	1,768
Contract owners’ equity:
Beginning of period	63,300	42,795	339,111	147,988	1,687,184	13,381	40,741	38,973

End of period	$12,518	$63,300	$103,260	$339,111	$1,019,800	$1,687,184	$17,078	$40,741

Change in units:
Beginning units	5,333	3,851	28,354	13,390	142,133	1,227	2,284	2,297

Units purchased	85	1,503	1,670	15,520	22,075	141,003	0	0
Units redeemed	(4,067)	(21)	(14,584)	(556)	(5,659)	(97)	(663)	(13)

Ending units	1,351	5,333	15,440	28,354	158,549	142,133	1,621	2,284

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Van Kampen Universal Institutional Funds — Class II
	Core Plus				International
	Fixed Income		U.S. Real Estate		Growth Equity		Capital Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$46,292	$(141)	$22,552	$(5,638)	$(13,832)	$(1,189)	$(381)	$(41)
Reinvested capital gains	0	0	619,485	145,630	3,385	11,154	0	0
Realized gain (loss)	(69,949)	329	(212,023)	(6,325)	(50,316)	3,053	(95)	2
Unrealized gain (loss)	(94,386)	3,962	(1,057,113)	(505,273)	(849,030)	(10,615)	(23,484)	482

Net increase (decrease) in contract owners’ equity from operations	(118,043)	4,150	(627,099)	(371,606)	(909,793)	2,403	(23,960)	443

Equity transactions:
Contract purchase payments (note 1)	417,105	252,796	290,930	673,331	483,853	310,111	0	0
Extra credit fund deposit (note 1)	1,238	2,338	954	3,487	1,778	1,876	0	0
Transfers (to) and from other subaccounts	308,479	254,523	(181,389)	249,124	1,135,160	175,796	30,140	0
Transfers (to) and from fixed dollar contract	(85,413)	33,136	124,167	183,760	396,343	36,833	17,631	12,500
Withdrawals and surrenders	(8,190)	(25,436)	(51,869)	(71,582)	(11,332)	(156)	0	0
Surrender charges (note 2)	(265)	(127)	(1,937)	(2,141)	(69)	0	0	0
Annual contract charges (note 2)	(4,541)	(88)	(9,857)	(5,914)	(6,684)	(107)	0	0
Annuity and death benefit payments	(4,007)	(226)	(14,269)	(10,163)	(4,834)	(226)	0	0

Net equity transactions	624,406	516,916	156,730	1,019,902	1,994,215	524,127	47,771	12,500

Net change in contract owners’ equity	506,363	521,066	(470,369)	648,296	1,084,422	526,530	23,811	12,943
Contract owners’ equity:
Beginning of period	581,299	60,233	1,761,059	1,112,763	542,094	15,564	12,943	0

End of period	$1,087,662	$581,299	$1,290,690	$1,761,059	$1,626,516	$542,094	$36,754	$12,943

Change in units:
Beginning units	45,170	4,871	80,419	41,474	44,635	1,446	1,054	0

Units purchased	110,132	42,948	43,930	48,289	228,172	44,370	4,932	1,054
Units redeemed	(59,801)	(2,649)	(27,912)	(9,344)	(9,388)	(1,181)	0	0

Ending units	95,501	45,170	96,437	80,419	263,419	44,635	5,986	1,054

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Goldman Sachs Variable Insurance Trust — Institutional Shares
	Growth and Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$35,470	$36,176	$1,710	$(3,112)	$(2,184)	$(1,503)
Reinvested capital gains	477	424,240	7,139	72,520	0	0
Realized gain (loss)	(186,889)	11,848	(19,376)	13,898	25	2,072
Unrealized gain (loss)	(1,763,684)	(542,303)	(346,926)	(114,846)	(81,520)	9,907

Net increase (decrease) in contract owners’ equity from operations	(1,914,626)	(70,039)	(357,453)	(31,540)	(83,679)	10,476

Equity transactions:
Contract purchase payments (note 1)	579,333	2,057,288	6,000	16,797	67,500	28,130
Extra credit fund deposit (note 1)	13,187	20,535	240	239	0	7
Transfers (to) and from other subaccounts	225,976	400,830	14,478	86,494	21,305	4,619
Transfers (to) and from fixed dollar contract	214,126	461,199	(3,638)	25,870	0	0
Withdrawals and surrenders	(111,528)	(45,703)	(12,586)	(39,526)	(1,337)	(5,793)
Surrender charges (note 2)	(4,821)	(2,126)	(450)	(1,943)	0	(194)
Annual contract charges (note 2)	(29,661)	(10,689)	(5,094)	(5,299)	(352)	(314)
Annuity and death benefit payments	(39,684)	(18,409)	(9,069)	(6,426)	(1,756)	(1,787)

Net equity transactions	846,928	2,862,925	(10,119)	76,206	85,360	24,668

Net change in contract owners’ equity	(1,067,698)	2,792,886	(367,572)	44,666	1,681	35,144
Contract owners’ equity:
Beginning of period	4,652,890	1,860,004	950,745	906,079	130,012	94,868

End of period	$3,585,192	$4,652,890	$583,173	$950,745	$131,693	$130,012

Change in units:
Beginning units	384,525	153,962	77,781	71,908	10,467	8,295

Units purchased	133,233	244,259	5,857	11,969	8,715	3,248
Units redeemed	(59,529)	(13,696)	(6,843)	(6,096)	(722)	(1,076)

Ending units	458,229	384,525	76,795	77,781	18,460	10,467

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Lazard Retirement Series, Inc.
	Emerging Markets Equity		U.S. Small Cap Equity		U.S. Strategic Equity		International Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$28,050	$1,097	$(1,704)	$(2,131)	$(75)	$245	$11,422	$19,416
Reinvested capital gains	119,706	157,042	0	52,667	0	6,440	7,388	135,869
Realized gain (loss)	(44,599)	28,127	(15,797)	7,104	(222)	(9)	(127,712)	(7,663)
Unrealized gain (loss)	(1,115,964)	11,561	(37,160)	(70,542)	(32,975)	(9,489)	(793,241)	(113,466)

Net increase (decrease) in contract owners’ equity from operations	(1,012,807)	197,827	(54,661)	(12,902)	(33,272)	(2,813)	(902,143)	34,156

Equity transactions:
Contract purchase payments (note 1)	562,436	601,138	0	0	0	0	728,119	674,980
Extra credit fund deposit (note 1)	3,743	8,324	0	0	0	0	3,731	4,349
Transfers (to) and from other subaccounts	313,612	17,401	10,556	(68,508)	0	0	164,588	309,331
Transfers (to) and from fixed dollar contract	196,813	87,358	(8,122)	36,105	51,013	51,013	623,304	419,672
Withdrawals and surrenders	(12,746)	(3,494)	(4,951)	(24,555)	0	0	(14,346)	(313)
Surrender charges (note 2)	0	(106)	0	0	0	0	(90)	0
Annual contract charges (note 2)	(7,786)	(1,282)	(241)	(292)	(95)	0	(8,806)	(197)
Annuity and death benefit payments	(8,539)	(4,382)	0	0	0	0	(6,234)	(549)

Net equity transactions	1,047,533	704,957	(2,758)	(57,250)	50,918	51,013	1,490,266	1,407,273

Net change in contract owners’ equity	34,726	902,784	(57,419)	(70,152)	17,646	48,200	588,123	1,441,429
Contract owners’ equity:
Beginning of period	1,313,155	410,371	145,712	215,864	48,200	0	1,441,429	0

End of period	$1,347,881	$1,313,155	$88,293	$145,712	$65,846	$48,200	$2,029,552	$1,441,429

Change in units:
Beginning units	38,966	16,033	8,387	11,387	3,970	0	95,097	0

Units purchased	46,179	26,318	1,301	2,562	4,495	3,970	145,582	97,124
Units redeemed	(6,488)	(3,385)	(1,578)	(5,562)	(9)	0	(25,237)	(2,027)

Ending units	78,657	38,966	8,110	8,387	8,456	3,970	215,442	95,097

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

					UBS Series Trust —
	The Prudential Series Fund, Inc.				Class I
	Jennison 20/20 Focus		Jennison		U.S. Allocation
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(17,939)	$(7,253)	$(562)	$(787)	$220	$161
Reinvested capital gains	76,681	91,897	0	0	0	0
Realized gain (loss)	(49,237)	8,910	367	1,826	34	452
Unrealized gain (loss)	(724,878)	(61,074)	(19,293)	4,327	(7,248)	(440)

Net increase (decrease) in contract owners’ equity from operations	(715,373)	32,480	(19,488)	5,366	(6,994)	173

Equity transactions:
Contract purchase payments (note 1)	565,734	346,391	0	16,540	0	0
Extra credit fund deposit (note 1)	5,037	4,974	0	7	0	0
Transfers (to) and from other subaccounts	198,507	270,838	(1,249)	(938)	0	117
Transfers (to) and from fixed dollar contract	316,314	61,417	0	0	0	0
Withdrawals and surrenders	(10,196)	(22,825)	0	(5,915)	0	(1,429)
Surrender charges (note 2)	(58)	(656)	0	(198)	0	0
Annual contract charges (note 2)	(7,199)	(2,301)	(43)	(99)	(103)	(110)
Annuity and death benefit payments	(4,825)	(2,125)	0	0	0	0

Net equity transactions	1,063,314	655,713	(1,292)	9,397	(103)	(1,422)

Net change in contract owners’ equity	347,941	688,193	(20,780)	14,763	(7,097)	(1,249)
Contract owners’ equity:
Beginning of period	1,086,974	398,781	52,035	37,272	19,395	20,644

End of period	$1,434,915	$1,086,974	$31,255	$52,035	$12,298	$19,395

Change in units:
Beginning units	71,354	28,504	6,547	5,159	1,853	1,981

Units purchased	103,270	45,764	126	2,342	0	12
Units redeemed	(17,474)	(2,914)	(287)	(954)	(11)	(140)

Ending units	157,150	71,354	6,386	6,547	1,842	1,853

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Fidelity Variable Insurance Products Fund — Service Class 2
									VIP Real
	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income		Estate
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007	2008(a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(17,073)	$(9,171)	$(9,246)	$(6,529)	$(1,027)	$(1,185)	$12,308	$8,128	$1,032
Reinvested capital gains	260,188	71,388	71,037	493,138	0	92	1,528	152,579	474
Realized gain (loss)	(71,364)	20,171	(118,923)	10,847	(329)	17,883	(163,044)	(8,317)	(344)
Unrealized gain (loss)	(979,108)	34,771	(1,395,232)	(267,384)	(80,318)	8,597	(621,258)	(208,176)	2,514

Net increase (decrease) in contract owners’ equity from operations	(807,357)	117,159	(1,452,364)	230,072	(81,674)	25,387	(770,466)	(55,786)	3,676

Equity transactions:
Contract purchase payments (note 1)	1,036,600	444,252	1,579,964	1,105,452	0	7,119	124,804	1,007,490	0
Extra credit fund deposit (note 1)	13,300	7,394	20,005	20,271	0	0	0	3,993	0
Transfers (to) and from other subaccounts	(23,341)	(48,274)	18,198	(27,650)	1,103	(64,621)	(124,599)	(54,582)	27,373
Transfers (to) and from fixed dollar contract	120,401	203,587	31,692	354,348	11,984	61,223	(171)	393,317	0
Withdrawals and surrenders	(34,376)	(79,895)	(34,585)	(56,296)	(10,975)	(51,078)	(106,465)	(12,427)	0
Surrender charges (note 2)	(128)	(1,521)	0	(1,586)	(185)	(1,443)	(5,601)	(392)	0
Annual contract charges (note 2)	(7,152)	(4,382)	(10,217)	(3,296)	(101)	(155)	(9,034)	(3,324)	0
Annuity and death benefit payments	(13,655)	(7,982)	(14,551)	(10,233)	(226)	0	(16,221)	(11,078)	0

Net equity transactions	1,091,649	513,179	1,590,506	1,381,010	1,600	(48,955)	(137,287)	1,322,997	27,373

Net change in contract owners’ equity	284,292	630,338	138,142	1,611,082	(80,074)	(23,568)	(907,753)	1,267,211	31,049
Contract owners’ equity:
Beginning of period	1,349,727	719,389	2,293,813	682,731	167,548	191,116	1,883,091	615,880	0

End of period	$1,634,019	$1,349,727	$2,431,955	$2,293,813	$87,474	$167,548	$975,338	$1,883,091	$31,049

Change in units:
Beginning units	57,940	35,351	152,984	52,985	19,553	27,932	128,724	41,953	0

Units purchased	72,358	31,225	159,067	108,556	1,678	8,222	28,996	108,687	6,083
Units redeemed	(12,927)	(8,636)	(24,905)	(8,557)	(1,657)	(16,601)	(39,375)	(21,916)	(208)

Ending units	117,371	57,940	287,146	152,984	19,574	19,553	118,345	128,724	5,875

(a)	Period from May 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Janus Aspen Series — Service Shares
	Large Cap Growth		Worldwide Growth		Balanced		International Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,270)	$294	$(70)	$(133)	$788	$415	$(7,465)	$(20,650)
Reinvested capital gains	0	0	0	0	5,179	0	416,086	0
Realized gain (loss)	5,385	2	(154)	70	(2,633)	1,330	(69,666)	158,398
Unrealized gain (loss)	(89,410)	3,085	(21,883)	1,013	(14,749)	2,115	(2,200,606)	446,480

Net increase (decrease) in contract owners’ equity from operations	(85,295)	3,381	(22,107)	950	(11,415)	3,860	(1,861,651)	584,228

Equity transactions:
Contract purchase payments (note 1)	151,625	0	13,573	11,389	31,250	0	840,388	1,752,020
Extra credit fund deposit (note 1)	6,065	0	250	0	1,250	0	15,094	17,049
Transfers (to) and from other subaccounts	79,031	143,256	318	0	(408)	1,926	225,121	(585,688)
Transfers (to) and from fixed dollar contract	3,427	0	11,704	0	(26,981)	16,333	37,432	474,967
Withdrawals and surrenders	0	0	0	0	0	(10,050)	(106,441)	(25,997)
Surrender charges (note 2)	0	0	0	0	0	0	(4,730)	0
Annual contract charges (note 2)	(869)	0	(85)	0	(23)	(4)	(17,125)	(4,760)
Annuity and death benefit payments	0	0	(354)	0	0	0	(27,101)	(17,879)

Net equity transactions	239,279	143,256	25,406	11,389	5,088	8,205	962,638	1,609,712

Net change in contract owners’ equity	153,984	146,637	3,299	12,339	(6,327)	12,065	(899,013)	2,193,940
Contract owners’ equity:
Beginning of period	146,637	0	28,903	16,564	49,775	37,710	3,062,687	868,747

End of period	$300,621	$146,637	$32,202	$28,903	$43,448	$49,775	$2,163,674	$3,062,687

Change in units:
Beginning units	20,005	0	3,945	2,438	3,884	3,246	189,921	67,768

Units purchased	49,335	20,005	4,237	1,507	2,574	1,445	140,914	178,796
Units redeemed	(212)	0	(107)	0	(2,366)	(807)	(45,850)	(56,643)

Ending units	69,128	20,005	8,075	3,945	4,092	3,884	284,985	189,921

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	J.P. Morgan Series Trust II
	Small Company		Mid Cap Value
	Subaccount		Subaccount
	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,804)	$(2,486)	$(5,389)	$(10,008)
Reinvested capital gains	16,781	8,196	159,545	86,413
Realized gain (loss)	(8,797)	1,182	(72,219)	19,279
Unrealized gain (loss)	(57,633)	(22,826)	(884,176)	(90,312)

Net increase (decrease) in contract owners’ equity from operations	(51,453)	(15,934)	(802,239)	5,372

Equity transactions:
Contract purchase payments (note 1)	0	54,663	445,577	596,706
Extra credit fund deposit (note 1)	0	7	5,277	5,583
Transfers (to) and from other subaccounts	(12,976)	27,536	(119,049)	21,391
Transfers (to) and from fixed dollar contract	115	116	41,747	80,530
Withdrawals and surrenders	(10,606)	(5,459)	(21,687)	(86,302)
Surrender charges (note 2)	(131)	(183)	(486)	(3,342)
Annual contract charges (note 2)	(1,194)	(740)	(11,153)	(7,919)
Annuity and death benefit payments	(4,340)	(3,915)	(26,388)	(22,917)

Net equity transactions	(29,132)	72,025	313,838	583,730

Net change in contract owners’ equity	(80,585)	56,091	(488,401)	589,102
Contract owners’ equity:
Beginning of period	183,666	127,575	2,036,554	1,447,452

End of period	$103,081	$183,666	$1,548,153	$2,036,554

Change in units:
Beginning units	13,957	9,018	97,701	70,155

Units purchased	724	5,991	31,008	38,283
Units redeemed	(3,002)	(1,052)	(15,949)	(10,737)

Ending units	11,679	13,957	112,760	97,701

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	MFS Variable Insurance Trust — Service Class
			Investors
	New Discovery		Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(48)	$(52)	$(567)	$(758)	$(3,721)	$(5,205)	$3,300	$1,129
Reinvested capital gains	526	209	2,505	0	40,485	12,060	14,163	3,029
Realized gain (loss)	(2,568)	1,651	128	410	(24,083)	1,357	(1,049)	171
Unrealized gain (loss)	156	(1,729)	(25,030)	5,547	(179,726)	7,918	(78,375)	(606)

Net increase (decrease) in contract owners’ equity from operations	(1,934)	79	(22,964)	5,199	(167,045)	16,130	(61,961)	3,723

Equity transactions:
Contract purchase payments (note 1)	0	0	1,836	0	8,129	200,470	31,250	0
Extra credit fund deposit (note 1)	0	0	0	0	0	614	1,250	0
Transfers (to) and from other subaccounts	915	98	(290)	820	(62,619)	(70,028)	18,888	95,536
Transfers (to) and from fixed dollar contract	0	0	0	0	1,369	101,062	0	0
Withdrawals and surrenders	0	(11,136)	0	(1,004)	(26,255)	(1,250)	0	0
Surrender charges (note 2)	0	0	0	0	(1,511)	0	0	0
Annual contract charges (note 2)	(19)	(23)	(132)	(130)	(2,122)	(1,074)	(1,008)	(205)
Annuity and death benefit payments	0	0	0	0	(2,293)	(814)	0	0

Net equity transactions	896	(11,061)	1,414	(314)	(85,302)	228,980	50,380	95,331

Net change in contract owners’ equity	(1,038)	(10,982)	(21,550)	4,885	(252,347)	245,110	(11,581)	99,054
Contract owners’ equity:
Beginning of period	2,914	13,896	59,499	54,614	429,411	184,301	219,326	120,272

End of period	$1,876	$2,914	$37,949	$59,499	$177,064	$429,411	$207,745	$219,326

Change in units:
Beginning units	234	1,125	5,036	5,061	41,099	18,992	16,024	9,006

Units purchased	1,061	9	171	75	11,824	30,361	3,886	7,033
Units redeemed	(1,042)	(900)	(38)	(100)	(17,303)	(8,254)	(96)	(15)

Ending units	253	234	5,169	5,036	35,620	41,099	19,814	16,024

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	PIMCO Variable Insurance Trust — Administrative Shares
	Real Return		Total Return		Global Bond
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$46,687	$62,149	$150,549	$121,864	$11,470	$3,201
Reinvested capital gains	2,948	4,873	84,460	0	0	443
Realized gain (loss)	(12,722)	(12,934)	57,843	16,425	(10,142)	(120)
Unrealized gain (loss)	(203,157)	118,236	(139,923)	157,588	(39,628)	12,083

Net increase (decrease) in contract owners’ equity from operations	(166,244)	172,324	152,929	295,877	(38,300)	15,607

Equity transactions:
Contract purchase payments (note 1)	319,160	187,116	910,554	1,891,716	156,713	73,989
Extra credit fund deposit (note 1)	996	3,213	3,304	11,059	58	1,162
Transfers (to) and from other subaccounts	(211,146)	(52,108)	(1,648,955)	263,025	360,498	24,477
Transfers (to) and from fixed dollar contract	(67,306)	51,077	90,547	832,205	79,440	17,926
Withdrawals and surrenders	(85,911)	(58,184)	(344,428)	(36,893)	(5,704)	(41,257)
Surrender charges (note 2)	(841)	(3,128)	(14,155)	(700)	(53)	(712)
Annual contract charges (note 2)	(11,634)	(9,804)	(24,146)	(8,383)	(2,863)	(554)
Annuity and death benefit payments	(25,826)	(10,596)	(28,611)	(10,103)	(2,018)	0

Net equity transactions	(82,508)	107,586	(1,055,890)	2,941,926	586,071	75,031

Net change in contract owners’ equity	(248,752)	279,910	(902,961)	3,237,803	547,771	90,638
Contract owners’ equity:
Beginning of period	1,984,509	1,704,599	4,814,726	1,576,923	209,485	118,847

End of period	$1,735,757	$1,984,509	$3,911,765	$4,814,726	$757,256	$209,485

Change in units:
Beginning units	147,832	138,639	386,691	135,621	15,464	9,512

Units purchased	66,795	42,922	165,105	292,358	59,741	9,587
Units redeemed	(73,971)	(33,729)	(247,932)	(41,288)	(18,325)	(3,635)

Ending units	140,656	147,832	303,864	386,691	56,880	15,464

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

					Dreyfus Variable
					Investment Fund —
	Royce Capital Fund				Service Shares
	Micro-Cap		Small-Cap		Appreciation
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$14,463	$973	$(7,120)	$(9,942)	$2,062	$(251)
Reinvested capital gains	88,835	24,634	165,068	53,708	23,033	0
Realized gain (loss)	(25,663)	3,770	(13,558)	8,393	(4,145)	5,312
Unrealized gain (loss)	(406,016)	(27,768)	(628,044)	(121,088)	(115,410)	8,392

Net increase (decrease) in contract owners’ equity from operations	(328,381)	1,609	(483,654)	(68,929)	(94,460)	13,453

Equity transactions:
Contract purchase payments (note 1)	495,766	168,392	611,589	544,905	1,250	25,536
Extra credit fund deposit (note 1)	2,754	3,476	12,194	6,651	0	7
Transfers (to) and from other subaccounts	1,488	19,027	51,362	48,927	(55,876)	39,734
Transfers (to) and from fixed dollar contract	11,803	40,216	231,063	435,403	4,808	179,902
Withdrawals and surrenders	(4,817)	(33,283)	(21,256)	(41,483)	0	(5,827)
Surrender charges (note 2)	0	(702)	(28)	(988)	0	(196)
Annual contract charges (note 2)	(1,670)	(786)	(5,951)	(1,290)	(1,098)	(791)
Annuity and death benefit payments	(3,893)	(1,882)	(8,434)	(3,626)	(48)	(12)

Net equity transactions	501,431	194,458	870,539	988,499	(50,964)	238,353

Net change in contract owners’ equity	173,050	196,067	386,885	919,570	(145,424)	251,806
Contract owners’ equity:
Beginning of period	365,313	169,246	1,240,346	320,776	358,841	107,035

End of period	$538,363	$365,313	$1,627,231	$1,240,346	$213,417	$358,841

Change in units:
Beginning units	16,410	7,812	60,745	15,287	23,698	7,528

Units purchased	30,631	10,740	59,536	51,709	694	16,839
Units redeemed	(4,108)	(2,142)	(9,250)	(6,251)	(4,158)	(669)

Ending units	42,933	16,410	111,031	60,745	20,234	23,698

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Franklin Templeton Variable Insurance Products Trust — Class 2
	Templeton Foreign		Franklin Flex Cap		Franklin Income
	Securities		Growth Securities		Securities
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$10,033	$1,895	$(18,391)	$(2,475)	$32,446	$7,317
Reinvested capital gains	94,872	21,200	0	0	17,860	2,474
Realized gain (loss)	(14,985)	4,197	(41,096)	(1,948)	(13,578)	1,725
Unrealized gain (loss)	(541,760)	52,700	(627,686)	1,032	(312,869)	(11,708)

Net increase (decrease) in contract owners’ equity from operations	(451,840)	79,992	(687,173)	(3,391)	(276,141)	(192)

Equity transactions:
Contract purchase payments (note 1)	276,687	294,414	338,230	721,137	172,998	529,092
Extra credit fund deposit (note 1)	0	1,395	3,870	5,090	5,084	7,067
Transfers (to) and from other subaccounts	(205,739)	191,480	322,904	355,203	1,759	39,022
Transfers (to) and from fixed dollar contract	63,678	152,833	342,291	86,753	52,624	129,201
Withdrawals and surrenders	(11,861)	(2,578)	(16,808)	(243)	(8,793)	(23,749)
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	(4,498)	(1,592)	(10,313)	0	(5,024)	0
Annuity and death benefit payments	(5,662)	(3,136)	(5,797)	(668)	(12,866)	(7,050)

Net equity transactions	112,605	632,816	974,377	1,167,272	205,782	673,583

Net change in contract owners’ equity	(339,235)	712,808	287,204	1,163,881	(70,359)	673,391
Contract owners’ equity:
Beginning of period	1,022,273	309,465	1,163,881	0	695,594	22,203

End of period	$683,038	$1,022,273	$1,451,085	$1,163,881	$625,235	$695,594

Change in units:
Beginning units	66,906	23,109	89,083	0	56,136	1,837

Units purchased	28,427	45,495	103,185	89,798	21,926	56,747
Units redeemed	(19,319)	(1,698)	(18,494)	(715)	(5,360)	(2,448)

Ending units	76,014	66,906	173,774	89,083	72,702	56,136

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

						Neuberger
						Berman		Federated
						Advisers		Insurance
						Management		Series —
	Legg Mason Partners Variable Equity Trust — Class I (note 3)					Trust — S Class		Service Shares
		Fundamental				AMT		Kaufmann
	All Cap	Value		Investors		Regency		Fund II
	Subaccount	Subaccount		Subaccount		Subaccount		Subaccount
	2007	2008	2007	2008	2007	2008	2007	2008(b)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(143)	$334	$402	$0	$64	$(2,631)	$(10,790)	$(200)
Reinvested capital gains	4,602	66	4,975	303	273	3,945	43,778	0
Realized gain (loss)	1,737	(1,735)	(1,196)	(145)	(1)	(91,956)	(11,980)	(1,126)
Unrealized gain (loss)	(1,750)	(36,651)	(8,529)	(4,529)	(673)	(869,742)	(63,643)	458

Net increase (decrease) in contract owners’ equity from operations	4,446	(37,986)	(4,348)	(4,371)	(337)	(960,384)	(42,635)	(868)

Equity transactions:
Contract purchase payments (note 1)	0	0	15,000	0	0	320,544	1,007,737	76,965
Extra credit fund deposit (note 1)	0	0	0	0	0	1,631	3,900	3,079
Transfers (to) and from other subaccounts	(93,418)	1,870	94,331	1,719	0	58,189	(17,884)	653
Transfers (to) and from fixed dollar contract	0	0	0	0	11,322	267,579	359,753	1,380
Withdrawals and surrenders	0	0	0	0	0	(76,914)	(3,639)	0
Surrender charges (note 2)	0	0	0	0	0	(4,174)	0	0
Annual contract charges (note 2)	(201)	(654)	(349)	(84)	0	(10,527)	(2,831)	0
Annuity and death benefit payments	0	(1,522)	(1,622)	(428)	0	(9,345)	(3,398)	0

Net equity transactions	(93,619)	(306)	107,360	1,207	11,322	546,983	1,343,638	82,077

Net change in contract owners’ equity	(89,173)	(38,292)	103,012	(3,164)	10,985	(413,401)	1,301,003	81,209
Contract owners’ equity:
Beginning of period	89,173	103,012	0	10,985	0	1,805,438	504,435	0

End of period	$0	$64,720	$103,012	$7,821	$10,985	$1,392,037	$1,805,438	$81,209

Change in units:
Beginning units	4,580	5,301	0	677	0	174,375	49,527	0

Units purchased	9	240	5,401	118	677	122,393	144,276	13,991
Units redeemed	(4,589)	(216)	(100)	(35)	0	(44,653)	(19,428)	(1,041)

Ending units	0	5,325	5,301	760	677	252,115	174,375	12,950

(b)	Period from May 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

						lvy Funds
	Goldman Sachs					Variable
	Variable Insurance	Franklin Templeton Variable				Insurance
	Trust — Service Shares	Insurance Products Trust — Class 4				Portfolios, Inc.
			Franklin		Franklin
	Growth	Templeton	Flex Cap	Franklin	Templeton VIP	VIP
	and	Foreign	Growth	Income	Founding Funds	Asset
	Income	Securities	Securities	Securities	Allocation	Strategy	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2008(c)	2008(c)	2008(c)	2008(c)	2008(c)	2008(d)	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$14,409	$150	$(2,695)	$(291)	$320	$797	$216,674	$92,854
Reinvested capital gains	88	1,868	0	84	434	17,655	2,329,927	2,091,369
Realized gain (loss)	(8,335)	(846)	(7,053)	(365)	(577)	(61)	(1,871,720)	640,251
Unrealized gain (loss)	(153,017)	(22,295)	(145,056)	(17,240)	(6,635)	(15,500)	(26,168,975)	(857,820)

Net increase (decrease) in contract owners’
equity from operations	(146,855)	(21,123)	(154,804)	(17,812)	(6,458)	2,891	(25,494,094)	1,966,654

Equity transactions:
Contract purchase payments (note 1)	589,132	63,547	530,996	184,504	21,653	95,651	15,228,119	24,148,500
Extra credit fund deposit (note 1)	864	0	522	1,543	0	2,826	140,908	182,335
Transfers (to) and from other subaccounts	23,022	0	21,117	0	0	97,117	0	0
Transfers (to) and from fixed dollar contract	279,017	4,807	299,812	22,154	0	0	3,865,504	8,064,732
Withdrawals and surrenders	(1,231)	0	(1,069)	0	0	0	(2,747,342)	(1,368,657)
Surrender charges (note 2)	(104)	0	(90)	0	0	0	(111,326)	(42,331)
Annual contract charges (note 2)	(3)	0	(2)	0	0	0	(338,872)	(153,233)
Annuity and death benefit payments	(2,916)	0	(3,301)	(1,624)	0	(54)	(452,378)	(244,332)

Net equity transactions	887,781	68,354	847,985	206,577	21,653	195,540	15,584,613	30,587,014

Net change in contract owners’ equity	740,926	47,231	693,181	188,765	15,195	198,431	(9,909,481)	32,553,668
Contract owners’ equity:
Beginning of period	0	0	0	0	0	0	63,002,804	30,449,136

End of period	$740,926	$47,231	$693,181	$188,765	$15,195	$198,431	$53,093,323	$63,002,804

Change in units:
Beginning units	0	0	0	0	0	0	4,614,422	2,338,730

Units purchased	115,272	7,625	105,785	27,519	2,301	22,352	2,985,754	2,914,492
Units redeemed	(2,217)	0	(1,639)	(219)	0	(572)	(1,536,684)	(638,800)

Ending units	113,055	7,625	104,146	27,300	2,301	21,780	6,063,492	4,614,422

(c)	Period from May 1, 2008, date of commencement of operations.
(d)	Period from October 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2008

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

National Security Variable Account N (the “Account”) is a separate account of National Security Life and Annuity Company (“NSLA”) and all obligations arising under variable annuity contracts are general corporate obligations of NSLA. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is under common control with NSLA as The Ohio National Life Insurance Company (“ONLIC”) (a) is the sole owner of ONEQ and (b) as of March 30, 2007, owns over 80% of the outstanding stock of NSLA. ONEQ is the principal underwriter of the contracts. NSLA pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage varies by product.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Income Opportunity, Target VIP, and Target Equity/Income

Wells Fargo Advantage Variable Trust Funds:  Opportunity

Van Kampen Universal Institutional Funds — Class II:  Core Plus Fixed Income, U.S. Real Estate, International Growth Equity, and Capital Growth

Goldman Sachs Variable Insurance Trust — Institutional Shares: Growth and Income, Structured U.S. Equity, and Capital Growth

Lazard Retirement Series, Inc.:  Emerging Markets Equity, U.S. Small Cap Equity, U.S. Strategic Equity, and International Equity

The Prudential Series Fund, Inc.:  Jennison 20/20 Focus and Jennison

UBS Series Trust — Class I:  U.S. Allocation

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series — Service Shares:  Large Cap Growth, Worldwide Growth, Balanced, and International Growth

J.P. Morgan Series Trust II:  Small Company and Mid Cap Value

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust — Administrative Shares : Real Return, Total Return, and Global Bond

Royce Capital Fund:  Micro-Cap and Small-Cap

Dreyfus Variable Investment Fund — Service Shares:  Appreciation

Franklin Templeton Variable Insurance Products Trust — Class 2:  Templeton Foreign Securities, Franklin Flex Cap Growth Securities, and Franklin Income Securities

Legg Mason Partners Variable Equity Trust — Class I:  Fundamental Value and Investors

Neuberger Berman Advisers Management Trust — S Class:  AMT Regency

Federated Insurance Series — Service Shares:  Kaufmann Fund II

Goldman Sachs Variable Insurance Trust — Service Shares:  Growth and Income

Franklin Templeton Variable Insurance Products Trust — Class 4:  Templeton Foreign Securities, Franklin Flex Cap Growth Securities, Franklin Income Securities, and Franklin Templeton VIP Founding Funds Allocation

Ivy Funds Variable Insurance Portfolios, Inc.:  VIP Asset Strategy

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

The underlying mutual funds in which the subaccounts invest are diversified open-end management investment companies. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds having similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. For these services, ONI received advisory fees, paid by Ohio National Fund, Inc., of approximately $14.5 million and $17.7 million for the years ended December 31, 2008 and 2007, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the general account of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, NSLA credits an extra amount to the contract holder’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2008. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

D. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk under the contracts. NSLA charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees from optional riders are charged to contracts upon a surrender, anniversary, or transfer event. These charges are assessed through redemption

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The table on the following pages illustrates product and contract level charges by product:

These basic charges are assessed through reduction of daily unit values:

	NScore Xtra	NScore Lite	NScore Premier	NScore Value

Mortality and Expense Risk Fees	1.15%	1.15%	1.15%	0.65%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.40%	1.40%	1.40%	0.90%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	$30	$30	$30	$30

Transfer Fee
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	9% of surrender value in the first year to 0% in the ninth year	7% of surrender value in the first year to 0% in the fourth year	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

	NScore Xtra	NScore Lite	NScore Premier	NScore Value

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus	0.25%	0.25%	0.25%	0.25%
GMDBR85 Plus	0.45%	0.45%	0.45%	0.45%
Annual Reset Death Benefit Rider (“ARDBR”)	0.60%	0.60%	0.60%	0.60%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base
GMIB	0.45%	0.45%	0.45%	0.45%
GMIB Plus	0.50%	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset	0.50%	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset	0.65%	0.65%	0.65%	0.65%

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount	0.20%	0.20%	0.20%	0.20%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments
GPA with 8% guarantee	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee	0.40%	0.40%	0.40%	0.40%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Fund Mergers and Replacements

Effective April 27, 2007, funds of the Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust — Class I.

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

(4)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of NSLA which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.

(5)	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the information used to measure fair value and the effect of fair value measurements on earnings. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Account adopted SFAS No. 157 effective January 1, 2008. The adoption of SFAS No. 157 did not have a material impact on the Account’s financial position or results of operations.

SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS No. 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.

Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets at fair value as of December 31, 2008:

	Level 1	Level 2	Level 3

Ohio National Fund, Inc.:
Equity Subaccount	$—	$1,350,079	$—
Money Market Subaccount	—	3,079,502	—
Bond Subaccount	—	836,001	—
Omni Subaccount	—	28,635	—
International Subaccount	—	2,806,492	—

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

	Level 1	Level 2	Level 3

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount	—	1,091,244	—
Millennium Subaccount	—	60,455	—
International Small-Mid Company Subaccount	—	102,969	—
Aggressive Growth Subaccount	—	65,755	—
Small Cap Growth Subaccount	—	48,156	—
Mid Cap Opportunity Subaccount	—	662,473	—
S&P 500 Index Subaccount	—	397,752	—
Strategic Value Subaccount	—	13,227	—
High Income Bond Subaccount	—	402,087	—
Capital Growth Subaccount	—	101,134	—
Nasdaq-100 Index Subaccount	—	431,232	—
Bristol Subaccount	—	1,057,428	—
Bryton Growth Subaccount	—	794,176	—
U.S. Equity Subaccount	—	511,839	—
Income Opportunity Subaccount	—	12,518	—
Target VIP Subaccount	—	103,260	—
Target Equity/Income Subaccount	—	1,019,800	—
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	—	17,078	—
Van Kampen Universal Institutional Funds- Class II:
Core Plus Fixed Income Subaccount	—	1,087,662	—
U.S. Real Estate Subaccount	—	1,290,690	—
International Growth Equity Subaccount	—	1,626,516	—
Capital Growth Subaccount	—	36,754	—
Goldman Sachs Variable Insurance Trust — Administrative Shares:
Growth and Income Subaccount	—	3,585,192	—
Structured U.S. Equity Subaccount	—	583,173	—
Capital Growth Subaccount	—	131,693	—
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount	—	1,347,881	—
U.S. Small Cap Equity Subaccount	—	88,293	—
U.S. Strategic Equity Subaccount	—	65,846	—
International Equity Subaccount	—	2,029,552	—
The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount	—	1,434,915	—
Jennison Subaccount	—	31,255	—
UBS Series Trust — Class I:
U.S. Allocation Subaccount	—	12,298	—
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount	—	1,634,019	—
VIP Contrafund Subaccount	—	2,431,955	—
VIP Growth Subaccount	—	87,474	—
VIP Equity-Income Subaccount	—	975,338	—
VIP Real Estate Subaccount	—	31,049	—

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

	Level 1	Level 2	Level 3

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount	—	300,621	—
Worldwide Growth Subaccount	—	32,202	—
Balanced Subaccount	—	43,448	—
International Growth Subaccount	—	2,163,674	—
J.P. Morgan Series Trust II:
Small Company Subaccount	—	103,081	—
Mid Cap Value Subaccount	—	1,548,153	—
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount	—	1,876	—
Investors Growth Stock Subaccount	—	37,949	—
Mid Cap Growth Subaccount	—	177,064	—
Total Return Subaccount	—	207,745	—
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount	—	1,735,757	—
Total Return Subaccount	—	3,911,765	—
Global Bond Subaccount	—	757,256	—
Royce Capital Fund:
Micro-Cap Subaccount	—	538,363	—
Small-Cap Subaccount	—	1,627,231	—
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount	—	213,417	—
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount	—	683,038	—
Franklin Flex Cap Growth Securities Subaccount	—	1,451,085	—
Franklin Income Securities Subaccount	—	625,235	—
Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount	—	64,720	—
Investors Subaccount	—	7,821	—
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount	—	1,392,037	—
Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount	—	81,209	—
Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount	—	740,926	—
Franklin Templeton Variable Insurance Products Trust — Class 4:
Templeton Foreign Securities Subaccount	—	47,231	—
Franklin Flex Cap Growth Securities Subaccount	—	693,181	—
Franklin Income Securities Subaccount	—	188,765	—
Franklin Templeton VIP Founding Funds Allocation Subaccount	—	15,195	—
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	—	198,431	—

Totals	$—	$53,093,323	$—

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

In May 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 162, The Hierarchy of Generally Accepted Accounting Principles (“SFAS 162”). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. generally accepted accounting principles. The Account adopted SFAS 162 effective November 15, 2008. On the date of adoption, there was no impact on the Account’s current practices.

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.:
Equity Subaccount
2008
NScore Xtra	59,082	$5.170388	$305,477	1.4%	−55.44%	0.82%
NScore Lite	182,250	$5.170388	$942,301	1.4%	−55.44%	0.82%
NScore Premier	12,077	$5.170388	$62,445	1.4%	−55.44%	0.82%
NScore Value	7,354	$5.419487	$39,856	0.9%	−55.22%	0.47%

	260,763		$1,350,079

2007
NScore Xtra	51,632	$11.604134	$599,149	1.4%	−7.20%	0.05%
NScore Lite	154,528	$11.604134	$1,793,151	1.4%	−7.20%	0.05%
NScore Premier	17,889	$11.604134	$207,588	1.4%	−7.20%	0.05%
NScore Value	17,934	$12.102729	$217,051	0.9%	−6.73%	0.07%

	241,983		$2,816,939

2006
NScore Xtra	42,329	$12.504004	$529,265	1.4%	5.20%	0.00%
NScore Lite	97,553	$12.504004	$1,219,805	1.4%	5.20%	0.00%
NScore Premier	14,303	$12.504004	$178,850	1.4%	5.20%	0.00%
NScore Value	7,713	$12.976550	$100,094	0.9%	17.19%	0.00%	8/4/06

	161,898		$2,028,014

2005
NScore Xtra	37,535	$11.886220	$446,157	1.4%	4.64%	0.00%
NScore Lite	59,590	$11.886220	$708,302	1.4%	4.64%	0.00%
NScore Premier	5,162	$11.886220	$61,351	1.4%	4.64%	0.00%

	102,287		$1,215,810

2004
NScore Xtra	32,415	$11.358762	$368,196	1.4%	10.88%	0.08%
NScore Lite	12,714	$11.358762	$144,419	1.4%	10.88%	0.08%

	45,129		$512,615

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Money Market Subaccount
2008
NScore Xtra	94,953	$12.296060	$1,167,543	1.4%	0.36%	1.87%
NScore Lite	132,990	$12.296060	$1,635,258	1.4%	0.36%	1.87%
NScore Premier	21,621	$12.296060	$265,857	1.4%	0.36%	1.87%
NScore Value	837	$12.962589	$10,844	0.9%	0.86%	2.28%

	250,401		$3,079,502

2007
NScore Xtra	202,752	$12.251911	$2,484,096	1.4%	3.50%	4.77%
NScore Lite	160,438	$12.251911	$1,965,674	1.4%	3.50%	4.77%
NScore Premier	29,671	$12.251911	$363,528	1.4%	3.50%	4.77%
NScore Value	15,744	$12.852161	$202,347	0.9%	4.01%	4.83%

	408,605		$5,015,645

2006
NScore Xtra	132,517	$11.837926	$1,568,734	1.4%	3.32%	4.76%
NScore Lite	51,761	$11.837926	$612,739	1.4%	3.32%	4.76%
NScore Premier	10,501	$11.837926	$124,311	1.4%	3.32%	4.76%
NScore Value	8,893	$12.356324	$109,883	0.9%	1.66%	4.94%	8/4/06

	203,672		$2,415,667

2005
NScore Xtra	35,467	$11.457019	$406,336	1.4%	1.52%	2.92%
NScore Lite	32,879	$11.457019	$376,699	1.4%	1.52%	2.92%
NScore Premier	1,093	$11.457019	$12,527	1.4%	1.52%	2.92%

	69,439		$795,562

2004
NScore Xtra	36,511	$11.285650	$412,052	1.4%	−0.39%	1.26%
NScore Lite	26,305	$11.285650	$296,871	1.4%	−0.39%	1.26%

	62,816		$708,923

Bond Subaccount
2008
NScore Xtra	24,601	$12.562896	$309,062	1.4%	−12.68%	0.00%
NScore Lite	36,294	$12.562896	$455,966	1.4%	−12.68%	0.00%
NScore Premier	4,389	$12.562896	$55,139	1.4%	−12.68%	0.00%
NScore Value	1,196	$13.243856	$15,834	0.9%	−12.24%	0.00%

	66,480		$836,001

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bond Subaccount (continued)
2007
NScore Xtra	28,612	$14.386776	$411,638	1.4%	2.28%	0.00%
NScore Lite	52,795	$14.386776	$759,542	1.4%	2.28%	0.00%
NScore Premier	9,274	$14.386776	$133,422	1.4%	2.28%	0.00%
NScore Value	6,590	$15.091563	$99,460	0.9%	2.79%	0.00%

	97,271		$1,404,062

2006
NScore Xtra	24,198	$14.066421	$340,389	1.4%	3.00%	4.52%
NScore Lite	47,981	$14.066421	$674,918	1.4%	3.00%	4.52%
NScore Premier	8,680	$14.066421	$122,096	1.4%	3.00%	4.52%
NScore Value	4,843	$14.682343	$71,107	0.9%	2.94%	20.12%	8/4/06

	85,702		$1,208,510

2005
NScore Xtra	16,478	$13.656320	$225,026	1.4%	−0.96%	5.88%
NScore Lite	30,797	$13.656320	$420,579	1.4%	−0.96%	5.88%
NScore Premier	1,844	$13.656320	$25,185	1.4%	−0.96%	5.88%

	49,119		$670,790

2004
NScore Xtra	9,082	$13.789373	$125,241	1.4%	4.42%	0.00%
NScore Lite	9,542	$13.789373	$131,570	1.4%	4.42%	0.00%

	18,624		$256,811

Omni Subaccount
2008
NScore Xtra	1,738	$6.389112	$11,106	1.4%	−32.41%	2.31%
NScore Lite	2,744	$6.389112	$17,529	1.4%	−32.41%	2.31%

	4,482		$28,635

2007
NScore Xtra	1,715	$9.452615	$16,210	1.4%	5.50%	1.73%
NScore Lite	3,010	$9.452615	$28,451	1.4%	5.50%	1.73%

	4,725		$44,661

2006
NScore Xtra	1,788	$8.959519	$16,023	1.4%	11.76%	1.46%
NScore Lite	3,121	$8.959519	$27,960	1.4%	11.76%	1.46%

	4,909		$43,983

2005
NScore Xtra	1,992	$8.017060	$15,966	1.4%	7.98%	1.37%
NScore Lite	2,465	$8.017060	$19,763	1.4%	7.98%	1.37%

	4,457		$35,729

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Omni Subaccount (continued)
2004
NScore Xtra	1,399	$7.424696	$10,390	1.4%	5.63%	12.79%
NScore Lite	1,978	$7.424696	$14,686	1.4%	5.63%	12.79%

	3,377		$25,076

International Subaccount
2008
NScore Xtra	94,576	$6.829666	$645,919	1.4%	−46.83%	0.00%
NScore Lite	281,851	$6.829666	$1,924,948	1.4%	−46.83%	0.00%
NScore Premier	29,542	$6.829666	$201,762	1.4%	−46.83%	0.00%
NScore Value	4,703	$7.200085	$33,863	0.9%	−46.56%	0.00%

	410,672		$2,806,492

2007
NScore Xtra	86,404	$12.843968	$1,109,764	1.4%	7.93%	0.00%
NScore Lite	270,129	$12.843968	$3,469,529	1.4%	7.93%	0.00%
NScore Premier	33,876	$12.843968	$435,105	1.4%	7.93%	0.00%
NScore Value	23,008	$13.473412	$310,003	0.9%	8.46%	0.00%

	413,417		$5,324,401

2006
NScore Xtra	84,372	$11.900764	$1,004,101	1.4%	17.58%	0.21%
NScore Lite	215,742	$11.900764	$2,567,491	1.4%	17.58%	0.21%
NScore Premier	32,487	$11.900764	$386,618	1.4%	17.58%	0.21%
NScore Value	14,196	$12.422039	$176,343	0.9%	8.51%	0.85%	8/4/06

	346,797		$4,134,553

2005
NScore Xtra	52,420	$10.121037	$530,550	1.4%	7.89%	0.08%
NScore Lite	124,738	$10.121037	$1,262,473	1.4%	7.89%	0.08%
NScore Premier	9,219	$10.121037	$93,305	1.4%	7.89%	0.08%

	186,377		$1,886,328

2004
NScore Xtra	33,984	$9.380801	$318,801	1.4%	11.41%	0.00%
NScore Lite	22,292	$9.380801	$209,111	1.4%	11.41%	0.00%

	56,276		$527,912

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount
2008
NScore Xtra	18,789	$12.046969	$226,349	1.4%	−39.85%	0.68%
NScore Lite	63,455	$12.046969	$764,448	1.4%	−39.85%	0.68%
NScore Premier	7,637	$12.046969	$92,003	1.4%	−39.85%	0.68%
NScore Value	665	$12.700208	$8,444	0.9%	−39.55%	0.50%

	90,546		$1,091,244

2007
NScore Xtra	17,802	$20.029111	$356,557	1.4%	2.38%	0.44%
NScore Lite	56,223	$20.029111	$1,126,106	1.4%	2.38%	0.44%
NScore Premier	7,786	$20.029111	$155,945	1.4%	2.38%	0.44%
NScore Value	1,100	$21.010409	$23,106	0.9%	2.89%	1.01%

	82,911		$1,661,714

2006
NScore Xtra	18,638	$19.563088	$364,616	1.4%	14.77%	0.58%
NScore Lite	55,626	$19.563088	$1,088,217	1.4%	14.77%	0.58%
NScore Premier	7,942	$19.563088	$155,366	1.4%	14.77%	0.58%

	82,206		$1,608,199

2005
NScore Xtra	10,555	$17.045507	$179,913	1.4%	3.82%	1.20%
NScore Lite	31,170	$17.045507	$531,310	1.4%	3.82%	1.20%
NScore Premier	2,696	$17.045507	$45,958	1.4%	3.82%	1.20%

	44,421		$757,181

2004
NScore Xtra	2,659	$16.418770	$43,661	1.4%	10.94%	0.80%
NScore Lite	1,126	$16.418770	$18,486	1.4%	10.94%	0.80%

	3,785		$62,147

Millennium Subaccount
2008
NScore Xtra	3,253	$5.434397	$17,680	1.4%	−43.34%	0.00%
NScore Lite	7,871	$5.434397	$42,775	1.4%	−43.34%	0.00%

	11,124		$60,455

2007
NScore Xtra	2,708	$9.590695	$25,968	1.4%	24.28%	0.00%
NScore Lite	10,605	$9.590695	$101,708	1.4%	24.28%	0.00%

	13,313		$127,676

2006
NScore Lite	6,858	$7.717060	$52,924	1.4%	5.90%	0.00%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Small-Mid Company Subaccount
2008
NScore Xtra	2,537	$9.681153	$24,558	1.4%	−51.98%	0.00%
NScore Lite	7,362	$9.681153	$71,275	1.4%	−51.98%	0.00%
NScore Premier	140	$9.681153	$1,358	1.4%	−51.98%	0.00%
NScore Value	570	$10.138866	$5,778	0.9%	−51.74%	0.00%

	10,609		$102,969

2007
NScore Xtra	1,449	$20.159593	$29,217	1.4%	15.85%	0.00%
NScore Lite	3,862	$20.159593	$77,846	1.4%	15.85%	0.00%
NScore Premier	107	$20.159593	$2,158	1.4%	15.85%	0.00%
NScore Value	570	$21.007936	$11,978	0.9%	16.42%	0.00%

	5,988		$121,199

2006
NScore Xtra	1,071	$17.401955	$18,642	1.4%	24.61%	0.19%
NScore Lite	6,061	$17.401955	$105,470	1.4%	24.61%	0.19%
NScore Premier	120	$17.401955	$2,092	1.4%	24.61%	0.19%

	7,252		$126,204

2005
NScore Xtra	1,622	$13.965342	$22,654	1.4%	27.22%	0.57%
NScore Lite	2,581	$13.965342	$36,038	1.4%	27.22%	0.57%
NScore Premier	21	$13.965342	$298	1.4%	27.22%	0.57%

	4,224		$58,990

2004
NScore Xtra	1,631	$10.977275	$17,906	1.4%	19.20%	1.36%
NScore Lite	1,354	$10.977275	$14,858	1.4%	19.20%	1.36%

	2,985		$32,764

Aggressive Growth Subaccount
2008
NScore Xtra	11,943	$4.172940	$49,838	1.4%	−44.46%	0.00%
NScore Lite	3,814	$4.172940	$15,917	1.4%	−44.46%	0.00%

	15,757		$65,755

2007
NScore Xtra	12,150	$7.513151	$91,281	1.4%	27.75%	0.00%
NScore Lite	1,383	$7.513151	$10,392	1.4%	27.75%	0.00%

	13,533		$101,673

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Small Cap Growth Subaccount
2008
NScore Xtra	12,517	$3.847203	$48,156	1.4%	−48.41%	0.00%
2007
NScore Xtra	9,910	$7.457924	$73,911	1.4%	13.03%	0.00%
2006
NScore Xtra	4,188	$6.597966	$27,630	1.4%	23.87%	0.00%
2005
NScore Xtra	4,329	$5.326372	$23,059	1.4%	5.01%	0.00%
2004
NScore Xtra	4,452	$5.072075	$22,580	1.4%	9.90%	0.00%
Mid Cap Opportunity Subaccount
2008
NScore Xtra	16,717	$8.959753	$149,780	1.4%	−51.97%	0.00%
NScore Lite	39,288	$8.959753	$352,010	1.4%	−51.97%	0.00%
NScore Premier	6,360	$8.959753	$56,986	1.4%	−51.97%	0.00%
NScore Value	10,978	$9.445690	$103,697	0.9%	−51.73%	0.00%

	73,343		$662,473

2007
NScore Xtra	8,064	$18.652945	$150,417	1.4%	16.23%	0.00%
NScore Lite	12,683	$18.652945	$236,584	1.4%	16.23%	0.00%
NScore Premier	3,849	$18.652945	$71,786	1.4%	16.23%	0.00%
NScore Value	2,281	$19.566962	$44,636	0.9%	16.81%	0.00%

	26,877		$503,423

2006
NScore Xtra	798	$16.048749	$12,798	1.4%	8.14%	0.00%
NScore Lite	2,633	$16.048749	$42,261	1.4%	8.14%	0.00%

	3,431		$55,059

2005
NScore Xtra	937	$14.840842	$13,915	1.4%	8.47%	0.00%
NScore Lite	2,235	$14.840842	$33,165	1.4%	8.47%	0.00%

	3,172		$47,080

2004
NScore Xtra	659	$13.682335	$9,014	1.4%	11.99%	0.00%
NScore Lite	1,687	$13.682335	$23,081	1.4%	11.99%	0.00%

	2,346		$32,095

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
S&P 500 Index Subaccount
2008
NScore Xtra	3,568	$8.252497	$29,443	1.4%	−38.17%	1.72%
NScore Lite	20,518	$8.252497	$169,327	1.4%	−38.17%	1.72%
NScore Value	22,871	$8.700026	$198,982	0.9%	−37.86%	1.76%

	46,957		$397,752

2007
NScore Xtra	3,572	$13.347257	$47,680	1.4%	3.60%	1.65%
NScore Lite	18,108	$13.347257	$241,689	1.4%	3.60%	1.65%
NScore Value	7,773	$14.001291	$108,838	0.9%	4.12%	7.01%

	29,453		$398,207

2006
NScore Xtra	3,576	$12.883020	$46,067	1.4%	13.71%	0.71%
NScore Lite	6,305	$12.883020	$81,230	1.4%	13.71%	0.71%

	9,881		$127,297

2005
NScore Xtra	3,579	$11.329667	$40,553	1.4%	3.03%	1.10%
NScore Lite	26,686	$11.329667	$302,344	1.4%	3.03%	1.10%

	30,265		$342,897

2004
NScore Xtra	3,583	$10.996761	$39,401	1.4%	8.78%	1.74%
NScore Lite	21,818	$10.996761	$239,926	1.4%	8.78%	1.74%

	25,401		$279,327

Strategic Value Subaccount
2008
NScore Xtra	1,639	$8.071238	$13,227	1.4%	−29.26%	2.40%
2007
NScore Lite	6,690	$11.409821	$76,333	1.4%	−10.00%	1.27%
2006
NScore Xtra	81	$12.677987	$1,022	1.4%	14.75%	0.73%
NScore Lite	5,254	$12.677987	$66,611	1.4%	14.75%	0.73%

	5,335		$67,633

2005
NScore Xtra	81	$11.048572	$894	1.4%	3.29%	0.98%
NScore Lite	15,788	$11.048572	$174,436	1.4%	3.29%	0.98%

	15,869		$175,330

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Strategic Value Subaccount (continued)
2004
NScore Xtra	81	$10.696275	$870	1.4%	8.09%	1.78%
NScore Lite	15,789	$10.696275	$168,885	1.4%	8.09%	1.78%

	15,870		$169,755

High Income Bond Subaccount
2008
NScore Xtra	11,078	$10.537113	$116,734	1.4%	−26.35%	0.00%
NScore Lite	20,976	$10.537113	$221,012	1.4%	−26.35%	0.00%
NScore Premier	2,921	$10.537113	$30,780	1.4%	−26.35%	0.00%
NScore Value	3,021	$11.108243	$33,561	0.9%	−25.98%	0.00%

	37,996		$402,087

2007
NScore Xtra	6,749	$14.306057	$96,546	1.4%	2.09%	0.00%
NScore Lite	19,240	$14.306057	$275,248	1.4%	2.09%	0.00%
NScore Premier	3,235	$14.306057	$46,278	1.4%	2.09%	0.00%
NScore Value	4,096	$15.006808	$61,468	0.9%	2.60%	0.00%

	33,320		$479,540

2006
NScore Xtra	4,569	$14.012859	$64,011	1.4%	8.61%	0.00%
NScore Lite	6,323	$14.012859	$88,606	1.4%	8.61%	0.00%
NScore Premier	2,984	$14.012859	$41,814	1.4%	8.61%	0.00%
NScore Value	3,697	$14.626365	$54,080	0.9%	5.99%	0.00%	8/4/06

	17,573		$248,511

2005
NScore Xtra	3,749	$12.901575	$48,368	1.4%	1.57%	5.67%
NScore Lite	2,155	$12.901575	$27,801	1.4%	1.57%	5.67%

	5,904		$76,169

2004
NScore Xtra	2,876	$12.701656	$36,533	1.4%	9.14%	0.43%
NScore Lite	1,274	$12.701656	$16,185	1.4%	9.14%	0.43%

	4,150		$52,718

Capital Growth Subaccount
2008
NScore Lite	6,915	$14.624308	$101,134	1.4%	−37.24%	0.00%
2007
NScore Lite	1,885	$23.303218	$43,935	1.4%	9.69%	0.00%
2006
NScore Lite	270	$21.245155	$5,737	1.4%	18.47%	0.00%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount
2008
NScore Xtra	19,572	$2.756210	$53,945	1.4%	−42.78%	0.00%
NScore Lite	66,550	$2.756210	$183,425	1.4%	−42.78%	0.00%
NScore Premier	9,596	$2.756210	$26,449	1.4%	−42.78%	0.00%
NScore Value	58,187	$2.877151	$167,413	0.9%	−42.50%	0.00%

	153,905		$431,232

2007
NScore Xtra	17,308	$4.817178	$83,377	1.4%	16.94%	0.00%
NScore Lite	60,483	$4.817178	$291,356	1.4%	16.94%	0.00%
NScore Premier	9,112	$4.817178	$43,896	1.4%	16.94%	0.00%
NScore Value	34,666	$5.003612	$173,453	0.9%	17.52%	0.00%

	121,569		$592,082

2006
NScore Xtra	20,640	$4.119424	$85,020	1.4%	5.14%	0.00%
NScore Lite	71,203	$4.119424	$293,317	1.4%	5.14%	0.00%
NScore Premier	10,694	$4.119424	$44,054	1.4%	5.14%	0.00%

	102,537		$422,391

2005
NScore Xtra	8,763	$3.918202	$34,332	1.4%	0.04%	0.00%
NScore Lite	74,502	$3.918202	$291,915	1.4%	0.04%	0.00%
NScore Premier	3,150	$3.918202	$12,344	1.4%	0.04%	0.00%

	86,415		$338,591

2004
NScore Lite	40,195	$3.916679	$157,430	1.4%	8.48%	0.00%
Bristol Subaccount
2008
NScore Xtra	21,640	$8.655380	$187,299	1.4%	−41.37%	0.95%
NScore Lite	79,431	$8.655380	$687,518	1.4%	−41.37%	0.95%
NScore Premier	9,131	$8.655380	$79,031	1.4%	−41.37%	0.95%
NScore Value	11,579	$8.945883	$103,580	0.9%	−41.08%	1.15%

	121,781		$1,057,428

2007
NScore Xtra	16,352	$14.762770	$241,394	1.4%	6.26%	0.60%
NScore Lite	58,847	$14.762770	$868,754	1.4%	6.26%	0.60%
NScore Premier	7,859	$14.762770	$116,022	1.4%	6.26%	0.60%
NScore Value	7,636	$15.182553	$115,929	0.9%	6.79%	0.82%

	90,694		$1,342,099

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bristol Subaccount (continued)
2006
NScore Xtra	10,941	$13.893341	$152,003	1.4%	14.82%	0.47%
NScore Lite	39,527	$13.893341	$549,166	1.4%	14.82%	0.47%
NScore Premier	7,321	$13.893341	$101,713	1.4%	14.82%	0.47%
NScore Value	4,047	$14.217544	$57,544	0.9%	11.36%	1.78%	8/4/06

	61,836		$860,426

2005
NScore Xtra	4,750	$12.100392	$57,478	1.4%	10.49%	0.00%
NScore Lite	18,926	$12.100392	$229,015	1.4%	10.49%	0.00%
NScore Premier	1,720	$12.100392	$20,812	1.4%	10.49%	0.00%

	25,396		$307,305

Bryton Growth Subaccount
2008
NScore Xtra	14,872	$7.395584	$109,985	1.4%	−40.37%	0.00%
NScore Lite	72,913	$7.395584	$539,240	1.4%	−40.37%	0.00%
NScore Premier	5,369	$7.395584	$39,704	1.4%	−40.37%	0.00%
NScore Value	13,769	$7.643834	$105,247	0.9%	−40.08%	0.00%

	106,923		$794,176

2007
NScore Xtra	11,363	$12.403461	$140,936	1.4%	8.37%	0.00%
NScore Lite	51,465	$12.403461	$638,349	1.4%	8.37%	0.00%
NScore Premier	5,629	$12.403461	$69,813	1.4%	8.37%	0.00%
NScore Value	9,085	$12.756208	$115,894	0.9%	8.91%	0.00%

	77,542		$964,992

2006
NScore Xtra	6,739	$11.445796	$77,128	1.4%	15.13%	0.00%
NScore Lite	28,750	$11.445796	$329,067	1.4%	15.13%	0.00%
NScore Premier	4,940	$11.445796	$56,541	1.4%	15.13%	0.00%
NScore Value	4,953	$11.712928	$58,019	0.9%	14.78%	0.00%	8/4/06

	45,382		$520,755

2005
NScore Xtra	2,424	$9.941498	$24,108	1.4%	2.87%	0.04%
NScore Lite	13,246	$9.941498	$131,681	1.4%	2.87%	0.04%
NScore Premier	1,266	$9.941498	$12,585	1.4%	2.87%	0.04%

	16,936		$168,374

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
U.S. Equity Subaccount
2008
NScore Xtra	9,071	$7.580603	$68,765	1.4%	−48.70%	0.88%
NScore Lite	49,264	$7.580603	$373,448	1.4%	−48.70%	0.88%
NScore Premier	9,185	$7.580603	$69,626	1.4%	−48.70%	0.88%

	67,520		$511,839

2007
NScore Xtra	19,110	$14.776714	$282,378	1.4%	11.60%	0.37%
NScore Lite	53,161	$14.776714	$785,550	1.4%	11.60%	0.37%
NScore Premier	9,232	$14.776714	$136,414	1.4%	11.60%	0.37%

	81,503		$1,204,342

2006
NScore Xtra	19,171	$13.240888	$253,844	1.4%	6.44%	0.47%
NScore Lite	50,187	$13.240888	$664,519	1.4%	6.44%	0.47%
NScore Premier	4,787	$13.240888	$63,389	1.4%	6.44%	0.47%

	74,145		$981,752

2005
NScore Xtra	9,264	$12.439661	$115,237	1.4%	7.21%	0.00%
NScore Lite	23,499	$12.439661	$292,320	1.4%	7.21%	0.00%

	32,763		$407,557

2004
NScore Xtra	6,313	$11.602603	$73,253	1.4%	16.03%	0.00%
NScore Lite	4,601	$11.602603	$53,382	1.4%	16.03%	0.00%

	10,914		$126,635

Balanced Subaccount
2007
NScore Xtra	10,579	$14.153886	$149,738	1.4%	10.74%	0.00%
2006
NScore Xtra	10,591	$12.781084	$135,362	1.4%	11.57%	1.56%
Income Opportunity Subaccount
2008
NScore Lite	1,351	$9.268618	$12,518	1.4%	−21.92%	0.00%
2007
NScore Lite	5,333	$11.869912	$63,300	1.4%	6.82%	0.00%
2006
NScore Lite	3,851	$11.111810	$42,795	1.4%	2.72%	0.00%
2005
NScore Lite	1,266	$10.817466	$13,691	1.4%	1.56%	0.00%
2004
NScore Lite	802	$10.651383	$8,537	1.4%	6.51%	0.00%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Target VIP Subaccount
2008
NScore Xtra	4,412	$6.682784	$29,482	1.4%	−44.12%	0.79%
NScore Lite	4,906	$6.682784	$32,787	1.4%	−44.12%	0.79%
NScore Premier	5,389	$6.682784	$36,013	1.4%	−44.12%	0.79%
NScore Value	733	$6.788280	$4,978	0.9%	−43.84%	22.75%

	15,440		$103,260

2007
NScore Xtra	4,008	$11.959727	$47,937	1.4%	8.21%	0.88%
NScore Lite	18,447	$11.959727	$220,625	1.4%	8.21%	0.88%
NScore Premier	5,899	$11.959727	$70,549	1.4%	8.21%	0.88%

	28,354		$339,111

2006
NScore Xtra	4,228	$11.052135	$46,727	1.4%	9.24%	0.02%
NScore Lite	9,162	$11.052135	$101,261	1.4%	9.24%	0.02%

	13,390		$147,988

2005
NScore Xtra	4,389	$10.117607	$44,410	1.4%	1.18%	0.00%	11/2/05
Target Equity/Income Subaccount
2008
NScore Lite	154,516	$6.429489	$993,461	1.4%	−45.84%	1.85%
NScore Value	4,033	$6.531025	$26,339	0.9%	−45.57%	2.12%

	158,549		$1,019,800

2007
NScore Lite	142,133	$11.870441	$1,687,184	1.4%	8.89%	1.99%
2006
NScore Lite	1,227	$10.901793	$13,381	1.4%	7.86%	0.78%
Wells Fargo Advantage Variable Trust Funds (note 3):
Opportunity Subaccount
2008
NScore Xtra	1,621	$10.536942	$17,078	1.4%	−40.93%	1.84%
2007
NScore Xtra	2,284	$17.837706	$40,741	1.4%	5.15%	0.60%
2006
NScore Xtra	2,297	$16.964296	$38,973	1.4%	10.67%	0.00%
2005
NScore Xtra	2,979	$15.328247	$45,666	1.4%	6.40%	0.00%
2004
NScore Xtra	2,997	$14.406341	$43,169	1.4%	16.58%	0.00%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2008
NScore Xtra	17,978	$11.329219	$203,681	1.4%	−11.70%	4.35%
NScore Lite	51,838	$11.329219	$587,270	1.4%	−11.70%	4.35%
NScore Premier	7,956	$11.329219	$90,136	1.4%	−11.70%	4.35%
NScore Value	17,729	$11.651574	$206,575	0.9%	−11.26%	9.27%

	95,501		$1,087,662

2007
NScore Xtra	5,066	$12.829716	$64,998	1.4%	3.76%	1.34%
NScore Lite	34,054	$12.829716	$436,903	1.4%	3.76%	1.34%
NScore Premier	122	$12.829716	$1,570	1.4%	3.76%	1.34%
NScore Value	5,928	$13.129493	$77,828	0.9%	4.27%	0.00%

	45,170		$581,299

2006
NScore Xtra	307	$12.365096	$3,804	1.4%	2.13%	3.95%
NScore Lite	4,564	$12.365096	$56,429	1.4%	2.13%	3.95%

	4,871		$60,233

2005
NScore Xtra	310	$12.106652	$3,741	1.4%	2.50%	3.59%
NScore Lite	3,902	$12.106652	$47,246	1.4%	2.50%	3.59%

	4,212		$50,987

2004
NScore Xtra	311	$11.811075	$3,669	1.4%	2.63%	3.51%
NScore Lite	3,099	$11.811075	$36,604	1.4%	2.63%	3.51%

	3,410		$40,273

U.S. Real Estate Subaccount
2008
NScore Xtra	17,064	$13.357038	$227,929	1.4%	−38.92%	2.77%
NScore Lite	65,188	$13.357038	$870,727	1.4%	−38.92%	2.77%
NScore Premier	7,425	$13.357038	$99,172	1.4%	−38.92%	2.77%
NScore Value	6,760	$13.737265	$92,862	0.9%	−38.61%	2.51%

	96,437		$1,290,690

2007
NScore Xtra	14,604	$21.866390	$319,341	1.4%	−18.42%	1.01%
NScore Lite	51,607	$21.866390	$1,128,476	1.4%	−18.42%	1.01%
NScore Premier	9,161	$21.866390	$200,315	1.4%	−18.42%	1.01%
NScore Value	5,047	$22.377021	$112,927	0.9%	−18.01%	0.96%

	80,419		$1,761,059

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds- Class II: (continued)
U.S. Real Estate Subaccount (continued)
2006
NScore Xtra	8,663	$26.804210	$232,196	1.4%	35.77%	0.95%
NScore Lite	25,154	$26.804210	$674,237	1.4%	35.77%	0.95%
NScore Premier	5,436	$26.804210	$145,714	1.4%	35.77%	0.95%
NScore Value	2,221	$27.294010	$60,616	0.9%	15.29%	0.00%	8/4/06

	41,474		$1,112,763

2005
NScore Xtra	6,281	$19.741881	$124,010	1.4%	15.14%	1.17%
NScore Lite	15,978	$19.741881	$315,442	1.4%	15.14%	1.17%
NScore Premier	2,937	$19.741881	$57,973	1.4%	15.14%	1.17%

	25,196		$497,425

2004
NScore Xtra	3,636	$17.145445	$62,337	1.4%	34.19%	1.80%
NScore Lite	3,023	$17.145445	$51,833	1.4%	34.19%	1.80%

	6,659		$114,170

International Growth Equity Subaccount
2008
NScore Xtra	37,648	$6.157838	$231,831	1.4%	−49.24%	0.00%
NScore Lite	158,708	$6.157838	$977,294	1.4%	−49.24%	0.00%
NScore Premier	13,091	$6.157838	$80,615	1.4%	−49.24%	0.00%
NScore Value	53,972	$6.239811	$336,776	0.9%	−48.98%	0.00%

	263,419		$1,626,516

2007
NScore Xtra	9,874	$12.130632	$119,772	1.4%	12.68%	0.47%
NScore Lite	28,153	$12.130632	$341,526	1.4%	12.68%	0.47%
NScore Premier	246	$12.130632	$2,983	1.4%	12.68%	0.47%
NScore Value	6,362	$12.231130	$77,813	0.9%	13.24%	1.09%

	44,635		$542,094

2006
NScore Lite	1,446	$10.766000	$15,564	1.4%	7.66%	1.75%	5/1/06
Capital Growth Subaccount
2008
NScore Xtra	4,173	$6.132935	$25,594	1.4%	−50.05%	0.00%
NScore Lite	1,259	$6.132935	$7,718	1.4%	−50.05%	0.00%
NScore Value	554	$6.214598	$3,442	0.9%	−49.80%	0.00%

	5,986		$36,754

2007
NScore Xtra	1,054	$12.278167	$12,943	1.4%	19.98%	0.00%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount
2008
NScore Xtra	114,772	$7.779764	$892,898	1.4%	−35.43%	2.10%
NScore Lite	267,062	$7.779764	$2,077,684	1.4%	−35.43%	2.10%
NScore Premier	28,326	$7.779764	$220,370	1.4%	−35.43%	2.10%
NScore Value	48,069	$8.201619	$394,240	0.9%	−35.11%	2.28%

	458,229		$3,585,192

2007
NScore Xtra	83,092	$12.048574	$1,001,139	1.4%	0.08%	2.38%
NScore Lite	229,100	$12.048574	$2,760,322	1.4%	0.08%	2.38%
NScore Premier	38,594	$12.048574	$465,004	1.4%	0.08%	2.38%
NScore Value	33,739	$12.638935	$426,425	0.9%	0.58%	3.07%

	384,525		$4,652,890

2006
NScore Xtra	24,579	$12.038372	$295,884	1.4%	20.94%	2.30%
NScore Lite	94,455	$12.038372	$1,137,084	1.4%	20.94%	2.30%
NScore Premier	22,492	$12.038372	$270,773	1.4%	20.94%	2.30%
NScore Value	12,436	$12.565600	$156,263	0.9%	10.55%	8.91%	8/4/06

	153,962		$1,860,004

2005
NScore Xtra	12,577	$9.953801	$125,190	1.4%	2.50%	3.38%
NScore Lite	44,120	$9.953801	$439,161	1.4%	2.50%	3.38%
NScore Premier	8,917	$9.953801	$88,757	1.4%	2.50%	3.38%

	65,614		$653,108

2004
NScore Xtra	3,124	$9.711236	$30,339	1.4%	17.15%	4.73%
NScore Lite	3,343	$9.711236	$32,460	1.4%	17.15%	4.73%

	6,467		$62,799

Structured U.S. Equity Subaccount
2008
NScore Xtra	19,708	$7.593883	$149,662	1.4%	−37.87%	1.61%
NScore Lite	50,552	$7.593883	$383,887	1.4%	−37.87%	1.61%
NScore Premier	6,535	$7.593883	$49,624	1.4%	−37.87%	1.61%

	76,795		$583,173

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust - Institutional Shares: (continued)
Structured U.S. Equity Subaccount (continued)
2007
NScore Xtra	19,547	$12.223335	$238,933	1.4%	−2.99%	1.07%
NScore Lite	51,336	$12.223335	$627,500	1.4%	−2.99%	1.07%
NScore Premier	6,898	$12.223335	$84,312	1.4%	−2.99%	1.07%

	77,781		$950,745

2006
NScore Xtra	17,211	$12.600550	$216,859	1.4%	11.34%	1.35%
NScore Lite	48,147	$12.600550	$606,684	1.4%	11.34%	1.35%
NScore Premier	6,550	$12.600550	$82,536	1.4%	11.34%	1.35%

	71,908		$906,079

2005
NScore Xtra	10,066	$11.317571	$113,927	1.4%	5.04%	1.42%
NScore Lite	27,619	$11.317571	$312,582	1.4%	5.04%	1.42%
NScore Premier	2,224	$11.317571	$25,168	1.4%	5.04%	1.42%

	39,909		$451,677

2004
NScore Xtra	5,642	$10.774073	$60,789	1.4%	13.35%	1.50%
NScore Lite	3,350	$10.774073	$36,088	1.4%	13.35%	1.50%

	8,992		$96,877

Capital Growth Subaccount
2008
NScore Xtra	3,712	$7.134080	$26,478	1.4%	−42.56%	0.14%
NScore Lite	14,748	$7.134080	$105,215	1.4%	−42.56%	0.14%

	18,460		$131,693

2007
NScore Xtra	2,177	$12.420910	$27,042	1.4%	8.60%	0.19%
NScore Lite	8,290	$12.420910	$102,970	1.4%	8.60%	0.19%

	10,467		$130,012

2006
NScore Xtra	2,039	$11.437055	$23,322	1.4%	7.06%	0.08%
NScore Lite	6,256	$11.437055	$71,546	1.4%	7.06%	0.08%

	8,295		$94,868

2005
NScore Xtra	2,196	$10.682403	$23,457	1.4%	1.52%	0.15%
NScore Lite	23,148	$10.682403	$247,279	1.4%	1.52%	0.15%

	25,344		$270,736

2004
NScore Xtra	2,371	$10.522029	$24,952	1.4%	7.58%	1.04%
NScore Lite	23,255	$10.522029	$244,680	1.4%	7.58%	1.04%

	25,626		$269,632

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount
2008
NScore Xtra	17,376	$17.013645	$295,637	1.4%	−49.43%	3.03%
NScore Lite	44,246	$17.013645	$752,766	1.4%	−49.43%	3.03%
NScore Premier	5,265	$17.013645	$89,582	1.4%	−49.43%	3.03%
NScore Value	11,770	$17.833024	$209,896	0.9%	−49.18%	5.56%

	78,657		$1,347,881

2007
NScore Xtra	13,841	$33.646647	$465,705	1.4%	31.45%	1.51%
NScore Lite	19,297	$33.646647	$649,250	1.4%	31.45%	1.51%
NScore Premier	4,388	$33.646647	$147,654	1.4%	31.45%	1.51%
NScore Value	1,440	$35.091985	$50,546	0.9%	32.11%	4.14%

	38,966		$1,313,155

2006
NScore Xtra	7,177	$25.595623	$183,692	1.4%	28.16%	0.50%
NScore Lite	7,220	$25.595623	$184,801	1.4%	28.16%	0.50%
NScore Premier	1,636	$25.595623	$41,878	1.4%	28.16%	0.50%

	16,033		$410,371

2005
NScore Xtra	6,356	$19.972051	$126,936	1.4%	38.84%	0.33%
NScore Lite	3,149	$19.972051	$62,896	1.4%	38.84%	0.33%
NScore Premier	945	$19.972051	$18,882	1.4%	38.84%	0.33%

	10,450		$208,714

2004
NScore Xtra	6,667	$14.384975	$95,903	1.4%	28.78%	0.80%
NScore Lite	1,299	$14.384975	$18,693	1.4%	28.78%	0.80%

	7,966		$114,596

U.S. Small Cap Equity Subaccount
2008
NScore Xtra	6,478	$10.867505	$70,399	1.4%	−37.36%	0.00%
NScore Lite	1,324	$10.867505	$14,390	1.4%	−37.36%	0.00%
NScore Value	308	$11.390934	$3,504	0.9%	−37.04%	0.00%

	8,110		$88,293

2007
NScore Xtra	6,591	$17.347767	$114,346	1.4%	−8.49%	0.00%
NScore Lite	1,516	$17.347767	$26,294	1.4%	−8.49%	0.00%
NScore Value	280	$18.093147	$5,072	0.9%	−8.03%	0.00%

	8,387		$145,712

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Lazard Retirement Series, Inc.: (continued)
U.S. Small Cap Equity Subaccount (continued)
2006
NScore Xtra	7,403	$18.956827	$140,347	1.4%	14.47%	0.00%
NScore Lite	3,984	$18.956827	$75,517	1.4%	14.47%	0.00%

	11,387		$215,864

2005
NScore Xtra	8,887	$16.560566	$147,172	1.4%	2.56%	0.00%
NScore Lite	3,420	$16.560566	$56,632	1.4%	2.56%	0.00%

	12,307		$203,804

2004
NScore Xtra	9,271	$16.146731	$149,699	1.4%	13.30%	0.00%
NScore Lite	2,073	$16.146731	$33,474	1.4%	13.30%	0.00%

	11,344		$183,173

U.S. Strategic Equity Subaccount
2008
NScore Value	8,456	$7.786554	$65,846	0.9%	−35.86%	0.81%
2007
NScore Value	3,970	$12.140826	$48,200	0.9%	−1.84%	3.29%
International Equity Subaccount
2008
NScore Xtra	25,336	$9.367909	$237,342	1.4%	−37.89%	1.95%
NScore Lite	113,764	$9.367909	$1,065,735	1.4%	−37.89%	1.95%
NScore Premier	10,377	$9.367909	$97,209	1.4%	−37.89%	1.95%
NScore Value	65,965	$9.539440	$629,266	0.9%	−37.58%	1.58%

	215,442		$2,029,552

2007
NScore Xtra	8,478	$15.082802	$127,874	1.4%	9.25%	6.88%
NScore Lite	50,590	$15.082802	$763,020	1.4%	9.25%	6.88%
NScore Premier	502	$15.082802	$7,578	1.4%	9.25%	6.88%
NScore Value	35,527	$15.282850	$542,957	0.9%	9.79%	4.69%

	95,097		$1,441,429

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount
2008
NScore Xtra	37,440	$9.078621	$339,906	1.4%	−40.24%	0.00%
NScore Lite	94,322	$9.078621	$856,302	1.4%	−40.24%	0.00%
NScore Premier	5,512	$9.078621	$50,046	1.4%	−40.24%	0.00%
NScore Value	19,876	$9.491842	$188,661	0.9%	−39.94%	0.00%

	157,150		$1,434,915

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

The Prudential Series Fund, Inc.: (continued)
Jennison 20/20 Focus Subaccount (continued)
2007
NScore Xtra	15,377	$15.191887	$233,611	1.4%	8.59%	0.18%
NScore Lite	46,108	$15.191887	$700,452	1.4%	8.59%	0.18%
NScore Premier	5,023	$15.191887	$76,315	1.4%	8.59%	0.18%
NScore Value	4,846	$15.804539	$76,596	0.9%	9.13%	0.80%

	71,354		$1,086,974

2006
NScore Xtra	5,924	$13.990120	$82,885	1.4%	12.05%	0.00%
NScore Lite	17,545	$13.990120	$245,455	1.4%	12.05%	0.00%
NScore Premier	5,035	$13.990120	$70,441	1.4%	12.05%	0.00%

	28,504		$398,781

2005
NScore Xtra	5,999	$12.486109	$74,906	1.4%	19.59%	0.00%
NScore Lite	4,636	$12.486109	$57,881	1.4%	19.59%	0.00%
NScore Premier	4,368	$12.486109	$54,542	1.4%	19.59%	0.00%

	15,003		$187,329

2004
NScore Xtra	9,934	$10.440691	$103,720	1.4%	13.78%	0.00%
NScore Lite	6,050	$10.440691	$63,162	1.4%	13.78%	0.00%

	15,984		$166,882

Jennison Subaccount
2008
NScore Xtra	3,364	$4.894424	$16,466	1.4%	−38.42%	0.07%
NScore Lite	3,022	$4.894424	$14,789	1.4%	−38.42%	0.07%

	6,386		$31,255

2007
NScore Xtra	3,422	$7.948311	$27,200	1.4%	10.01%	0.00%
NScore Lite	3,125	$7.948311	$24,835	1.4%	10.01%	0.00%

	6,547		$52,035

2006
NScore Xtra	4,243	$7.225319	$30,657	1.4%	−0.03%	0.00%
NScore Lite	916	$7.225319	$6,615	1.4%	−0.03%	0.00%

	5,159		$37,272

2005
NScore Xtra	4,156	$7.227488	$30,037	1.4%	12.45%	0.00%
NScore Lite	859	$7.227488	$6,209	1.4%	12.45%	0.00%

	5,015		$36,246

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

The Prudential Series Fund, Inc.: (continued)
Jennison Subaccount (continued)
2004
NScore Xtra	5,679	$6.427045	$36,500	1.4%	7.71%	0.09%
NScore Lite	1,394	$6.427045	$8,957	1.4%	7.71%	0.09%

	7,073		$45,457

UBS Series Trust — Class I:
U.S. Allocation Subaccount
2008
NScore Xtra	1,842	$6.676062	$12,298	1.4%	−36.23%	2.71%
2007
NScore Xtra	1,853	$10.469115	$19,395	1.4%	0.49%	2.19%
2006
NScore Xtra	1,981	$10.418568	$20,644	1.4%	9.47%	2.41%
2005
NScore Xtra	1,997	$9.517604	$19,011	1.4%	5.13%	1.31%
2004
NScore Xtra	2,138	$9.053038	$19,355	1.4%	8.85%	0.30%
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2008
NScore Xtra	37,549	$13.784456	$517,595	1.4%	−40.44%	0.27%
NScore Lite	46,394	$13.784456	$639,518	1.4%	−40.44%	0.27%
NScore Premier	6,741	$13.784456	$92,915	1.4%	−40.44%	0.27%
NScore Value	26,687	$14.388551	$383,991	0.9%	−40.15%	0.28%

	117,371		$1,634,019

2007
NScore Xtra	15,485	$23.145481	$358,418	1.4%	13.74%	0.46%
NScore Lite	23,557	$23.145481	$545,240	1.4%	13.74%	0.46%
NScore Premier	9,207	$23.145481	$213,094	1.4%	13.74%	0.46%
NScore Value	9,691	$24.040022	$232,975	0.9%	14.30%	0.77%

	57,940		$1,349,727

2006
NScore Xtra	7,415	$20.349982	$150,893	1.4%	10.86%	0.18%
NScore Lite	22,049	$20.349982	$448,697	1.4%	10.86%	0.18%
NScore Premier	5,887	$20.349982	$119,799	1.4%	10.86%	0.18%

	35,351		$719,389

2005
NScore Xtra	5,128	$18.357292	$94,153	1.4%	16.39%	0.00%
NScore Lite	23,238	$18.357292	$426,582	1.4%	16.39%	0.00%
NScore Premier	2,693	$18.357292	$49,433	1.4%	16.39%	0.00%

	31,059		$570,168

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Mid Cap Subaccount (continued)
2004
NScore Xtra	3,260	$15.772044	$51,422	1.4%	22.93%	0.00%
NScore Lite	12,709	$15.772044	$200,443	1.4%	22.93%	0.00%

	15,969		$251,865

VIP Contrafund Subaccount
2008
NScore Xtra	107,292	$8.423451	$903,767	1.4%	−43.49%	0.99%
NScore Lite	119,168	$8.423451	$1,003,804	1.4%	−43.49%	0.99%
NScore Premier	24,952	$8.423451	$210,186	1.4%	−43.49%	0.99%
NScore Value	35,734	$8.792713	$314,198	0.9%	−43.20%	1.07%

	287,146		$2,431,955

2007
NScore Xtra	53,925	$14.905057	$803,748	1.4%	15.67%	0.88%
NScore Lite	49,769	$14.905057	$741,824	1.4%	15.67%	0.88%
NScore Premier	25,733	$14.905057	$383,556	1.4%	15.67%	0.88%
NScore Value	23,557	$15.481257	$364,685	0.9%	16.25%	1.15%

	152,984		$2,293,813

2006
NScore Xtra	17,386	$12.885341	$224,025	1.4%	9.90%	1.16%
NScore Lite	28,164	$12.885341	$362,903	1.4%	9.90%	1.16%
NScore Premier	7,435	$12.885341	$95,803	1.4%	9.90%	1.16%

	52,985		$682,731

2005
NScore Xtra	14,193	$11.724900	$166,402	1.4%	15.04%	0.12%
NScore Lite	36,032	$11.724900	$422,475	1.4%	15.04%	0.12%
NScore Premier	3,184	$11.724900	$37,333	1.4%	15.04%	0.12%

	53,409		$626,210

2004
NScore Xtra	14,170	$10.191930	$144,415	1.4%	13.56%	0.01%
NScore Lite	31,305	$10.191930	$319,067	1.4%	13.56%	0.01%

	45,475		$463,482

VIP Growth Subaccount
2008
NScore Xtra	15,054	$4.440528	$66,847	1.4%	−48.04%	0.57%
NScore Lite	1,676	$4.440528	$7,446	1.4%	−48.04%	0.57%
NScore Value	2,844	$4.635272	$13,181	0.9%	−47.78%	0.65%

	19,574		$87,474

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Growth Subaccount (continued)
2007
NScore Xtra	16,668	$8.545979	$142,443	1.4%	24.90%	0.55%
NScore Lite	1,542	$8.545979	$13,180	1.4%	24.90%	0.55%
NScore Value	1,343	$8.876477	$11,925	0.9%	25.52%	0.00%

	19,553		$167,548

2006
NScore Xtra	23,568	$6.842161	$161,258	1.4%	5.10%	0.22%
NScore Lite	4,364	$6.842161	$29,858	1.4%	5.10%	0.22%

	27,932		$191,116

2005
NScore Xtra	19,171	$6.509857	$124,804	1.4%	4.05%	0.30%
NScore Lite	26,132	$6.509857	$170,113	1.4%	4.05%	0.30%

	45,303		$294,917

2004
NScore Xtra	26,885	$6.256481	$168,206	1.4%	1.69%	0.02%
NScore Lite	24,331	$6.256481	$152,228	1.4%	1.69%	0.02%

	51,216		$320,434

VIP Equity-Income Subaccount
2008
NScore Xtra	17,125	$8.223037	$140,816	1.4%	−43.61%	2.22%
NScore Lite	80,712	$8.223037	$663,707	1.4%	−43.61%	2.22%
NScore Premier	10,368	$8.223037	$85,255	1.4%	−43.61%	2.22%
NScore Value	10,140	$8.437969	$85,560	0.9%	−43.32%	2.14%

	118,345		$975,338

2007
NScore Xtra	21,673	$14.581349	$316,018	1.4%	−0.13%	1.80%
NScore Lite	69,519	$14.581349	$1,013,693	1.4%	−0.13%	1.80%
NScore Premier	17,604	$14.581349	$256,684	1.4%	−0.13%	1.80%
NScore Value	19,928	$14.888227	$296,696	0.9%	0.36%	1.81%

	128,724		$1,883,091

2006
NScore Xtra	3,448	$14.600850	$50,355	1.4%	18.28%	7.68%
NScore Lite	16,578	$14.600850	$242,050	1.4%	18.28%	7.68%
NScore Premier	7,653	$14.600850	$111,736	1.4%	18.28%	7.68%
NScore Value	14,274	$14.834207	$211,739	0.9%	11.94%	7.94%	8/4/06

	41,953		$615,880

2005
NScore Xtra	1,139	$12.344563	$14,060	1.4%	4.12%	1.44%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount (continued)
2004
NScore Xtra	1,144	$11.856466	$13,568	1.4%	9.69%	0.00%
VIP Real Estate Subaccount
2008
NScore Lite	5,875	$5.284628	$31,049	1.4%	−47.15%	0.70%	5/1/08
Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount
2008
NScore Xtra	45,867	$4.346585	$199,365	1.4%	−40.70%	0.67%
NScore Lite	22,466	$4.346585	$97,649	1.4%	−40.70%	0.67%
NScore Value	795	$4.537226	$3,607	0.9%	−40.41%	2.47%

	69,128		$300,621

2007
NScore Lite	20,005	$7.330106	$146,637	1.4%	13.20%	7.48%
Worldwide Growth Subaccount
2008
NScore Xtra	933	$3.987666	$3,720	1.4%	−45.57%	1.20%
NScore Lite	7,142	$3.987666	$28,482	1.4%	−45.57%	1.20%

	8,075		$32,202

2007
NScore Lite	3,945	$7.326674	$28,903	1.4%	7.85%	0.68%
2006
NScore Lite	2,438	$6.793699	$16,564	1.4%	16.31%	1.65%
2005
NScore Lite	2,438	$5.840921	$14,241	1.4%	4.11%	1.31%
2004
NScore Lite	1,556	$5.610137	$8,727	1.4%	3.08%	3.37%
Balanced Subaccount
2008
NScore Xtra	2,574	$10.458701	$26,921	1.4%	−17.22%	2.57%
NScore Lite	106	$10.458701	$1,117	1.4%	−17.22%	2.57%
NScore Value	1,412	$10.917092	$15,410	0.9%	−16.81%	2.41%

	4,092		$43,448

2007
NScore Xtra	2,332	$12.634772	$29,464	1.4%	8.76%	2.02%
NScore Lite	107	$12.634772	$1,354	1.4%	8.76%	2.02%
NScore Value	1,445	$13.123249	$18,957	0.9%	9.30%	3.01%

	3,884		$49,775

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
Balanced Subaccount (continued)
2006
NScore Xtra	2,332	$11.617502	$27,092	1.4%	8.89%	2.86%
NScore Lite	914	$11.617502	$10,618	1.4%	8.89%	2.86%

	3,246		$37,710

2005
NScore Lite	722	$10.668607	$7,702	1.4%	6.18%	3.55%
2004
NScore Lite	108	$10.047828	$1,087	1.4%	6.79%	2.25%
International Growth Subaccount
2008
NScore Xtra	90,398	$7.569012	$684,227	1.4%	−52.89%	1.09%
NScore Lite	149,127	$7.569012	$1,128,742	1.4%	−52.89%	1.09%
NScore Premier	25,520	$7.569012	$193,164	1.4%	−52.89%	1.09%
NScore Value	19,940	$7.900904	$157,541	0.9%	−52.66%	0.85%

	284,985		$2,163,674

2007
NScore Xtra	45,252	$16.067383	$727,083	1.4%	26.24%	0.50%
NScore Lite	100,870	$16.067383	$1,620,724	1.4%	26.24%	0.50%
NScore Premier	25,850	$16.067383	$415,339	1.4%	26.24%	0.50%
NScore Value	17,949	$16.688619	$299,541	0.9%	26.87%	0.46%

	189,921		$3,062,687

2006
NScore Xtra	3,380	$12.727444	$43,022	1.4%	44.61%	2.50%
NScore Lite	38,544	$12.727444	$490,566	1.4%	44.61%	2.50%
NScore Premier	11,221	$12.727444	$142,812	1.4%	44.61%	2.50%
NScore Value	14,623	$13.154029	$192,347	0.9%	25.83%	2.58%	8/4/06

	67,768		$868,747

2005
NScore Lite	6,470	$8.801164	$56,943	1.4%	30.12%	1.41%
NScore Premier	51	$8.801164	$448	1.4%	30.12%	1.41%

	6,521		$57,391

2004
NScore Lite	1,641	$6.763671	$11,098	1.4%	17.04%	0.97%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II:
Small Company Subaccount
2008
NScore Xtra	2,831	$8.826097	$24,988	1.4%	−32.93%	0.20%
NScore Lite	8,387	$8.826097	$74,021	1.4%	−32.93%	0.20%
NScore Premier	461	$8.826097	$4,072	1.4%	−32.93%	0.20%

	11,679		$103,081

2007
NScore Xtra	3,006	$13.159363	$39,560	1.4%	−6.98%	0.01%
NScore Lite	10,399	$13.159363	$136,836	1.4%	−6.98%	0.01%
NScore Premier	552	$13.159363	$7,270	1.4%	−6.98%	0.01%

	13,957		$183,666

2006
NScore Xtra	2,392	$14.146719	$33,830	1.4%	13.42%	0.00%
NScore Lite	6,091	$14.146719	$86,174	1.4%	13.42%	0.00%
NScore Premier	535	$14.146719	$7,571	1.4%	13.42%	0.00%

	9,018		$127,575

2005
NScore Xtra	2,215	$12.472601	$27,628	1.4%	1.99%	0.00%
NScore Lite	2,797	$12.472601	$34,890	1.4%	1.99%	0.00%

	5,012		$62,518

2004
NScore Xtra	2,073	$12.228991	$25,351	1.4%	25.41%	0.00%
NScore Lite	1,719	$12.228991	$21,020	1.4%	25.41%	0.00%

	3,792		$46,371

Mid Cap Value Subaccount
2008
NScore Xtra	28,670	$13.729628	$393,628	1.4%	−34.13%	1.13%
NScore Lite	69,992	$13.729628	$960,967	1.4%	−34.13%	1.13%
NScore Premier	14,098	$13.729628	$193,558	1.4%	−34.13%	1.13%

	112,760		$1,548,153

2007
NScore Xtra	21,815	$20.844801	$454,739	1.4%	1.03%	0.88%
NScore Lite	61,964	$20.844801	$1,291,614	1.4%	1.03%	0.88%
NScore Premier	13,922	$20.844801	$290,201	1.4%	1.03%	0.88%

	97,701		$2,036,554

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount (continued)
2006
NScore Xtra	15,989	$20.632066	$329,905	1.4%	15.23%	0.55%
NScore Lite	48,320	$20.632066	$996,933	1.4%	15.23%	0.55%
NScore Premier	5,846	$20.632066	$120,614	1.4%	15.23%	0.55%

	70,155		$1,447,452

2005
NScore Xtra	10,723	$17.904933	$191,994	1.4%	7.71%	0.16%
NScore Lite	26,502	$17.904933	$474,523	1.4%	7.71%	0.16%
NScore Premier	1,907	$17.904933	$34,137	1.4%	7.71%	0.16%

	39,132		$700,654

2004
NScore Xtra	7,217	$16.623513	$119,978	1.4%	19.38%	0.22%
NScore Lite	4,936	$16.623513	$82,043	1.4%	19.38%	0.22%

	12,153		$202,021

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2008
NScore Lite	253	$7.426480	$1,876	1.4%	−40.36%	0.00%
2007
NScore Lite	234	$12.451903	$2,914	1.4%	0.83%	0.00%
2006
NScore Lite	1,125	$12.349275	$13,896	1.4%	11.37%	0.00%
2005
NScore Lite	898	$11.088033	$9,954	1.4%	3.58%	0.00%
2004
NScore Xtra	337	$10.704295	$3,605	1.4%	4.74%	0.00%
NScore Lite	898	$10.704295	$9,615	1.4%	4.74%	0.00%

	1,235		$13,220

Investors Growth Stock Subaccount
2008
NScore Xtra	2,223	$7.341830	$16,322	1.4%	−37.85%	0.29%
NScore Lite	2,946	$7.341830	$21,627	1.4%	−37.85%	0.29%

	5,169		$37,949

2007
NScore Xtra	2,262	$11.813853	$26,718	1.4%	9.48%	0.08%
NScore Lite	2,774	$11.813853	$32,781	1.4%	9.48%	0.08%

	5,036		$59,499

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Investors Growth Stock Subaccount (continued)
2006
NScore Xtra	2,286	$10.790536	$24,672	1.4%	5.83%	0.00%
NScore Lite	2,775	$10.790536	$29,942	1.4%	5.83%	0.00%

	5,061		$54,614

2005
NScore Xtra	2,286	$10.196440	$23,315	1.4%	2.79%	0.14%
NScore Lite	2,775	$10.196440	$28,293	1.4%	2.79%	0.14%

	5,061		$51,608

2004
NScore Xtra	2,349	$9.919542	$23,301	1.4%	7.48%	0.00%
NScore Lite	1,764	$9.919542	$17,502	1.4%	7.48%	0.00%

	4,113		$40,803

Mid Cap Growth Subaccount
2008
NScore Xtra	3,160	$4.963011	$15,682	1.4%	−52.27%	0.00%
NScore Lite	29,299	$4.963011	$145,412	1.4%	−52.27%	0.00%
NScore Premier	1,579	$4.963011	$7,837	1.4%	−52.27%	0.00%
NScore Value	1,582	$5.142267	$8,133	0.9%	−52.03%	0.00%

	35,620		$177,064

2007
NScore Xtra	3,966	$10.397166	$41,238	1.4%	7.99%	0.00%
NScore Lite	26,444	$10.397166	$274,934	1.4%	7.99%	0.00%
NScore Premier	4,158	$10.397166	$43,228	1.4%	7.99%	0.00%
NScore Value	6,531	$10.719214	$70,011	0.9%	8.53%	0.00%

	41,099		$429,411

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Mid Cap Growth Subaccount (continued)
2006
NScore Xtra	718	$9.627990	$6,918	1.4%	0.89%	0.00%
NScore Lite	9,316	$9.627990	$89,692	1.4%	0.89%	0.00%
NScore Premier	3,148	$9.627990	$30,310	1.4%	0.89%	0.00%
NScore Value	5,810	$9.876987	$57,381	0.9%	8.63%	0.00%	8/4/06

	18,992		$184,301

Total Return Subaccount
2008
NScore Xtra	9,708	$10.484710	$101,788	1.4%	−23.40%	2.83%
NScore Lite	10,106	$10.484710	$105,957	1.4%	−23.40%	2.83%

	19,814		$207,745

2007
NScore Xtra	7,243	$13.687185	$99,136	1.4%	2.49%	2.29%
NScore Lite	8,781	$13.687185	$120,190	1.4%	2.49%	2.29%

	16,024		$219,326

2006
NScore Xtra	7,255	$13.354330	$96,888	1.4%	10.09%	2.13%
NScore Lite	1,751	$13.354330	$23,384	1.4%	10.09%	2.13%

	9,006		$120,272

2005
NScore Xtra	7,238	$12.130767	$87,804	1.4%	1.18%	1.11%
NScore Lite	4,486	$12.130767	$54,416	1.4%	1.18%	1.11%

	11,724		$142,220

2004
NScore Xtra	1,532	$11.988710	$18,368	1.4%	9.49%	1.47%
NScore Lite	2,749	$11.988710	$32,950	1.4%	9.49%	1.47%

	4,281		$51,318

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2008
NScore Xtra	39,669	$12.301525	$487,986	1.4%	−8.32%	3.49%
NScore Lite	74,704	$12.301525	$918,978	1.4%	−8.32%	3.49%
NScore Premier	12,480	$12.301525	$153,520	1.4%	−8.32%	3.49%
NScore Value	13,803	$12.698430	$175,273	0.9%	−7.87%	3.63%

	140,656		$1,735,757

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Real Return Subaccount (continued)
2007
NScore Xtra	39,210	$13.418119	$526,122	1.4%	9.13%	4.67%
NScore Lite	93,398	$13.418119	$1,253,228	1.4%	9.13%	4.67%
NScore Premier	12,814	$13.418119	$171,941	1.4%	9.13%	4.67%
NScore Value	2,410	$13.782516	$33,218	0.9%	9.68%	6.11%

	147,832		$1,984,509

2006
NScore Xtra	39,678	$12.295258	$487,845	1.4%	−0.67%	4.31%
NScore Lite	86,246	$12.295258	$1,060,421	1.4%	−0.67%	4.31%
NScore Premier	12,715	$12.295258	$156,333	1.4%	−0.67%	4.31%

	138,639		$1,704,599

2005
NScore Xtra	25,160	$12.378441	$311,451	1.4%	0.69%	3.02%
NScore Lite	52,364	$12.378441	$648,183	1.4%	0.69%	3.02%
NScore Premier	3,737	$12.378441	$46,254	1.4%	0.69%	3.02%

	81,261		$1,005,888

2004
NScore Xtra	12,948	$12.293387	$159,174	1.4%	7.41%	1.16%
NScore Lite	5,846	$12.293387	$71,863	1.4%	7.41%	1.16%

	18,794		$231,037

Total Return Subaccount
2008
NScore Xtra	61,055	$12.808109	$781,998	1.4%	3.36%	4.44%
NScore Lite	176,556	$12.808109	$2,261,355	1.4%	3.36%	4.44%
NScore Premier	18,236	$12.808109	$233,563	1.4%	3.36%	4.44%
NScore Value	48,017	$13.221299	$634,849	0.9%	3.87%	4.49%

	303,864		$3,911,765

2007
NScore Xtra	78,013	$12.391894	$966,734	1.4%	7.25%	4.84%
NScore Lite	208,742	$12.391894	$2,586,695	1.4%	7.25%	4.84%
NScore Premier	31,899	$12.391894	$395,291	1.4%	7.25%	4.84%
NScore Value	68,037	$12.728410	$866,006	0.9%	7.79%	4.75%

	386,691		$4,814,726

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Total Return Subaccount (continued)
2006
NScore Xtra	16,658	$11.554016	$192,465	1.4%	2.42%	4.57%
NScore Lite	53,937	$11.554016	$623,194	1.4%	2.42%	4.57%
NScore Premier	25,966	$11.554016	$300,009	1.4%	2.42%	4.57%
NScore Value	39,060	$11.808941	$461,255	0.9%	2.17%	4.33%	8/4/06

	135,621		$1,576,923

2005
NScore Xtra	15,976	$11.280852	$180,223	1.4%	1.04%	3.48%
NScore Lite	15,555	$11.280852	$175,475	1.4%	1.04%	3.48%
NScore Premier	4,923	$11.280852	$55,539	1.4%	1.04%	3.48%

	36,454		$411,237

2004
NScore Xtra	14,360	$11.164475	$160,321	1.4%	3.44%	1.92%
NScore Lite	10,744	$11.164475	$119,955	1.4%	3.44%	1.92%

	25,104		$280,276

Global Bond Subaccount
2008
NScore Xtra	7,303	$13.222468	$96,568	1.4%	−2.21%	3.45%
NScore Lite	33,767	$13.222468	$446,472	1.4%	−2.21%	3.45%
NScore Premier	3,701	$13.222468	$48,940	1.4%	−2.21%	3.45%
NScore Value	12,109	$13.649026	$165,276	0.9%	−1.73%	3.62%

	56,880		$757,256

2007
NScore Xtra	2,342	$13.521529	$31,669	1.4%	8.22%	3.30%
NScore Lite	11,863	$13.521529	$160,403	1.4%	8.22%	3.30%
NScore Premier	194	$13.521529	$2,618	1.4%	8.22%	3.30%
NScore Value	1,065	$13.888722	$14,795	0.9%	8.76%	3.52%

	15,464		$209,485

2006
NScore Lite	9,319	$12.494102	$116,433	1.4%	3.21%	3.32%
NScore Premier	193	$12.494102	$2,414	1.4%	3.21%	3.32%

	9,512		$118,847

2005
NScore Xtra	1,542	$12.105658	$18,663	1.4%	−7.91%	2.59%
NScore Lite	3,518	$12.105658	$42,589	1.4%	−7.91%	2.59%
NScore Premier	30	$12.105658	$361	1.4%	−7.91%	2.59%

	5,090		$61,613

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Global Bond Subaccount (continued)
2004
NScore Xtra	1,466	$13.145307	$19,277	1.4%	9.07%	1.85%
NScore Lite	1,090	$13.145307	$14,319	1.4%	9.07%	1.85%

	2,556		$33,596

Royce Capital Fund:
Micro-Cap Subaccount
2008
NScore Xtra	9,986	$12.426798	$124,088	1.4%	−44.06%	3.39%
NScore Lite	17,462	$12.426798	$217,001	1.4%	−44.06%	3.39%
NScore Premier	1,790	$12.426798	$22,243	1.4%	−44.06%	3.39%
NScore Value	13,695	$12.780398	$175,031	0.9%	−43.78%	6.96%

	42,933		$538,363

2007
NScore Xtra	4,341	$22.213525	$96,428	1.4%	2.53%	1.63%
NScore Lite	9,225	$22.213525	$204,918	1.4%	2.53%	1.63%
NScore Premier	1,308	$22.213525	$29,059	1.4%	2.53%	1.63%
NScore Value	1,536	$22.732284	$34,908	0.9%	3.05%	4.77%

	16,410		$365,313

2006
NScore Xtra	282	$21.664558	$6,103	1.4%	19.40%	0.28%
NScore Lite	6,214	$21.664558	$134,631	1.4%	19.40%	0.28%
NScore Premier	1,316	$21.664558	$28,512	1.4%	19.40%	0.28%

	7,812		$169,246

2005
NScore Xtra	270	$18.144006	$4,907	1.4%	10.07%	0.62%
NScore Lite	2,477	$18.144006	$44,936	1.4%	10.07%	0.62%

	2,747		$49,843

2004
NScore Xtra	671	$16.483556	$11,058	1.4%	12.27%	0.00%
NScore Lite	1,301	$16.483556	$21,441	1.4%	12.27%	0.00%

	1,972		$32,499

Small-Cap Subaccount
2008
NScore Xtra	33,944	$14.542073	$493,612	1.4%	−28.19%	0.85%
NScore Lite	36,350	$14.542073	$528,605	1.4%	−28.19%	0.85%
NScore Premier	10,261	$14.542073	$149,220	1.4%	−28.19%	0.85%
NScore Value	30,476	$14.955801	$455,794	0.9%	−27.83%	0.67%

	111,031		$1,627,231

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Royce Capital Fund: (continued)
Small-Cap Subaccount (continued)
2007
NScore Xtra	13,802	$20.250592	$279,506	1.4%	−3.50%	0.07%
NScore Lite	16,115	$20.250592	$326,338	1.4%	−3.50%	0.07%
NScore Premier	9,231	$20.250592	$186,926	1.4%	−3.50%	0.07%
NScore Value	21,597	$20.723514	$447,576	0.9%	−3.01%	0.10%

	60,745		$1,240,346

2006
NScore Xtra	7,967	$20.984162	$167,183	1.4%	13.98%	0.07%
NScore Lite	6,177	$20.984162	$129,612	1.4%	13.98%	0.07%
NScore Premier	1,143	$20.984162	$23,981	1.4%	13.98%	0.07%

	15,287		$320,776

2005
NScore Xtra	5,879	$18.410976	$108,237	1.4%	7.07%	0.00%
NScore Lite	4,968	$18.410976	$91,464	1.4%	7.07%	0.00%
NScore Premier	20	$18.410976	$364	1.4%	7.07%	0.00%

	10,867		$200,065

2004
NScore Xtra	6,541	$17.196019	$112,479	1.4%	23.22%	0.00%
NScore Lite	3,159	$17.196019	$54,324	1.4%	23.22%	0.00%

	9,700		$166,803

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2008
NScore Xtra	5,272	$10.383425	$54,746	1.4%	−30.70%	2.03%
NScore Lite	3,723	$10.383425	$38,649	1.4%	−30.70%	2.03%
NScore Value	11,239	$10.678870	$120,022	0.9%	−30.35%	1.70%

	20,234		$213,417

2007
NScore Xtra	5,302	$14.982507	$79,431	1.4%	5.37%	1.20%
NScore Lite	7,600	$14.982507	$113,875	1.4%	5.37%	1.20%
NScore Value	10,796	$15.332459	$165,535	0.9%	5.89%	0.95%

	23,698		$358,841

2006
NScore Xtra	3,089	$14.219150	$43,918	1.4%	14.61%	1.10%
NScore Lite	4,439	$14.219150	$63,117	1.4%	14.61%	1.10%

	7,528		$107,035

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dreyfus Variable Investment Fund — Service Shares: (continued)
Appreciation Subaccount (continued)
2005
NScore Xtra	3,084	$12.406830	$38,269	1.4%	2.68%	0.00%
NScore Lite	1,316	$12.406830	$16,326	1.4%	2.68%	0.00%

	4,400		$54,595

2004
NScore Xtra	3,097	$12.082562	$37,425	1.4%	3.35%	1.74%
NScore Lite	1,300	$12.082562	$15,700	1.4%	3.35%	1.74%

	4,397		$53,125

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount
2008
NScore Xtra	3,739	$8.964365	$33,519	1.4%	−41.21%	2.34%
NScore Lite	60,344	$8.964365	$540,947	1.4%	−41.21%	2.34%
NScore Premier	2,083	$8.964365	$18,675	1.4%	−41.21%	2.34%
NScore Value	9,848	$9.128505	$89,897	0.9%	−40.91%	2.35%

	76,014		$683,038

2007
NScore Xtra	8,571	$15.246816	$130,682	1.4%	13.85%	1.78%
NScore Lite	41,904	$15.246816	$638,904	1.4%	13.85%	1.78%
NScore Premier	5,674	$15.246816	$86,503	1.4%	13.85%	1.78%
NScore Value	10,757	$15.449018	$166,184	0.9%	14.42%	0.82%

	66,906		$1,022,273

2006
NScore Xtra	6,187	$13.391491	$82,849	1.4%	19.77%	1.25%
NScore Lite	13,393	$13.391491	$179,359	1.4%	19.77%	1.25%
NScore Premier	3,529	$13.391491	$47,257	1.4%	19.77%	1.25%

	23,109		$309,465

2005
NScore Xtra	823	$11.180721	$9,194	1.4%	11.81%	0.00%	5/2/05
NScore Premier	3,299	$11.180721	$36,888	1.4%	11.81%	0.00%	5/2/05

	4,122		$46,082

Franklin Flex Cap Growth Securities Subaccount
2008
NScore Xtra	26,630	$8.309579	$221,287	1.4%	−36.21%	0.12%
NScore Lite	96,977	$8.309579	$805,840	1.4%	−36.21%	0.12%
NScore Premier	3,556	$8.309579	$29,547	1.4%	−36.21%	0.12%
NScore Value	46,611	$8.461776	$394,411	0.9%	−35.89%	0.13%

	173,774		$1,451,085

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)
Franklin Flex Cap Growth Securities Subaccount (continued)
2007
NScore Xtra	11,075	$13.026446	$144,265	1.4%	12.74%	0.00%
NScore Lite	57,377	$13.026446	$747,414	1.4%	12.74%	0.00%
NScore Premier	652	$13.026446	$8,492	1.4%	12.74%	0.00%
NScore Value	19,979	$13.199246	$263,710	0.9%	13.30%	0.00%

	89,083		$1,163,881

Franklin Income Securities Subaccount
2008
NScore Xtra	27,377	$8.578615	$234,858	1.4%	−30.63%	5.49%
NScore Lite	19,973	$8.578615	$171,336	1.4%	−30.63%	5.49%
NScore Premier	15,443	$8.578615	$132,477	1.4%	−30.63%	5.49%
NScore Value	9,909	$8.735668	$86,564	0.9%	−30.29%	5.76%

	72,702		$625,235

2007
NScore Xtra	16,648	$12.366676	$205,885	1.4%	2.32%	3.07%
NScore Lite	15,864	$12.366676	$196,185	1.4%	2.32%	3.07%
NScore Premier	15,247	$12.366676	$188,556	1.4%	2.32%	3.07%
NScore Value	8,377	$12.530700	$104,968	0.9%	2.83%	2.06%

	56,136		$695,594

2006
NScore Lite	1,837	$12.086709	$22,203	1.4%	16.61%	3.61%
2005
NScore Lite	1,635	$10.364866	$16,945	1.4%	3.65%	0.00%	5/2/05
Legg Mason Partners Variable Equity Trust — Class I (note 3):
All Cap Subaccount
2006
NScore Lite	4,580	$19.471432	$89,173	1.4%	16.49%	3.49%
Fundamental Value Subaccount
2008
NScore Lite	5,325	$12.154528	$64,720	1.4%	−37.46%	1.77%
2007
NScore Lite	5,301	$19.433681	$103,012	1.4%	−4.94%	2.05%	4/27/07
Investors Subaccount
2008
NScore Lite	760	$10.296989	$7,821	1.4%	−36.52%	1.39%
2007
NScore Lite	677	$16.219704	$10,985	1.4%	2.46%	2.57%

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2008
NScore Xtra	32,281	$5.511250	$177,911	1.4%	−46.70%	1.15%
NScore Lite	172,203	$5.511250	$949,051	1.4%	−46.70%	1.15%
NScore Premier	12,613	$5.511250	$69,512	1.4%	−46.70%	1.15%
NScore Value	35,018	$5.584656	$195,563	0.9%	−46.43%	1.19%

	252,115		$1,392,037

2007
NScore Xtra	23,564	$10.339577	$243,643	1.4%	1.62%	0.52%
NScore Lite	108,815	$10.339577	$1,125,105	1.4%	1.62%	0.52%
NScore Premier	13,097	$10.339577	$135,414	1.4%	1.62%	0.52%
NScore Value	28,899	$10.425294	$301,276	0.9%	2.13%	0.43%

	174,375		$1,805,438

2006
NScore Xtra	2,408	$10.174497	$24,504	1.4%	1.74%	0.98%	5/1/06
NScore Lite	22,846	$10.174497	$232,447	1.4%	1.74%	0.98%	5/1/06
NScore Premier	8,713	$10.174497	$88,646	1.4%	1.74%	0.98%	5/1/06
NScore Value	15,560	$10.207931	$158,838	0.9%	10.74%	0.00%	8/4/06

	49,527		$504,435

Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount
2008
NScore Xtra	12,724	$6.270410	$79,790	1.4%	−37.30%	0.00%	5/1/08
NScore Value	226	$6.291253	$1,419	0.9%	−37.09%	0.00%	5/1/08

	12,950		$81,209

Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount
2008
NScore Xtra	8,911	$6.551652	$58,384	1.4%	−34.48%	0.26%	5/1/08
NScore Lite	81,407	$6.551652	$533,347	1.4%	−34.48%	0.26%	5/1/08
NScore Premier	12,259	$6.551652	$80,316	1.4%	−34.48%	0.26%	5/1/08
NScore Value	10,478	$6.573431	$68,879	0.9%	−34.27%	0.26%	5/1/08

	113,055		$740,926

Franklin Templeton Variable Insurance Products Trust — Class 4:
Templeton Foreign Securities Subaccount
2008
NScore Lite	6,818	$6.192114	$42,218	1.4%	−38.08%	0.06%	5/1/08
NScore Value	807	$6.212675	$5,013	0.9%	−37.87%	0.00%	5/1/08

	7,625		$47,231

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 4: (continued)
Franklin Flex Cap Growth Securities Subaccount
2008
NScore Xtra	6,830	$6.653450	$45,445	1.4%	−33.47%	0.00%	5/1/08
NScore Lite	72,646	$6.653450	$483,347	1.4%	−33.47%	0.00%	5/1/08
NScore Premier	13,453	$6.653450	$89,506	1.4%	−33.47%	0.00%	5/1/08
NScore Value	11,217	$6.675566	$74,883	0.9%	−33.24%	0.00%	5/1/08

	104,146		$693,181

Franklin Income Securities Subaccount
2008
NScore Xtra	8,108	$6.903522	$55,974	1.4%	−30.96%	0.05%	5/1/08
NScore Lite	6,117	$6.903522	$42,225	1.4%	−30.96%	0.05%	5/1/08
NScore Value	13,075	$6.926429	$90,566	0.9%	−30.74%	0.00%	5/1/08

	27,300		$188,765

Franklin Templeton VIP Founding Funds Allocation Subaccount
2008
NScore Lite	2,301	$6.603244	$15,195	1.4%	−33.97%	0.15%	5/1/08
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2008
NScore Xtra	8,269	$9.103721	$75,282	1.4%	−8.96%	0.16%	10/1/08
NScore Value	13,511	$9.114963	$123,149	0.9%	−8.85%	0.12%	10/1/08

	21,780		$198,431

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets (by product). Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

(7)	Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

	Purchases	Sales

Ohio National Fund, Inc.:
Equity Subaccount	$1,111,222	$(941,747)
Money Market Subaccount	1,711,369	(3,647,531)
Bond Subaccount	323,791	(754,621)
Omni Subaccount	1,569	(3,317)
International Subaccount	1,077,213	(1,277,337)
Capital Appreciation Subaccount	252,821	(147,555)
Millennium Subaccount	45,839	(82,464)
International Small-Mid Company Subaccount	93,293	(12,195)
Aggressive Growth Subaccount	16,795	(2,300)
Small Cap Growth Subaccount	15,829	(1,224)
Mid Cap Opportunity Subaccount	657,299	(42,698)
S&P 500 Index Subaccount	239,029	(12,256)
Strategic Value Subaccount	18,280	(75,127)
High Income Bond Subaccount	333,049	(279,603)
Capital Growth Subaccount	102,483	(3,447)
Nasdaq-100 Index Subaccount	164,401	(38,335)
Bristol Subaccount	517,015	(186,449)
Bryton Growth Subaccount	494,709	(250,327)
U.S. Equity Subaccount	18,977	(186,822)
Balanced Subaccount	0	(139,900)
Income Opportunity Subaccount	918	(46,728)
Target VIP Subaccount	15,320	(157,859)
Target Equity/Income Subaccount	258,585	(69,482)
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	6,129	(11,662)
Van Kampen Universal Institutional Funds - Class II:
Core Plus Fixed Income Subaccount	1,400,076	(729,378)
U.S. Real Estate Subaccount	1,418,079	(619,312)
International Growth Equity Subaccount	2,075,268	(91,500)
Capital Growth Subaccount	47,771	(381)
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Growth and Income Subaccount	1,556,233	(673,358)
Structured U.S. Equity Subaccount	79,009	(80,279)
Capital Growth Subaccount	93,521	(10,345)
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount	1,377,588	(182,299)
U.S. Small Cap Equity Subaccount	17,825	(22,287)
U.S. Strategic Equity Subaccount	51,703	(860)
International Equity Subaccount	1,808,996	(299,920)
The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount	1,368,365	(246,309)
Jennison Subaccount	814	(2,668)
UBS Series Trust - Class I:
U.S. Allocation Subaccount	452	(335)

(continued)

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	$1,586,784	$(252,020)
VIP Contrafund Subaccount	1,956,799	(304,502)
VIP Growth Subaccount	13,887	(13,314)
VIP Equity-Income Subaccount	381,756	(505,207)
VIP Real Estate Subaccount	30,513	(1,634)
Janus Aspen Series - Service Shares:
Large Cap Growth Subaccount	241,336	(3,327)
Worldwide Growth Subaccount	26,430	(1,094)
Balanced Subaccount	39,246	(28,191)
International Growth Subaccount	1,982,915	(611,656)
J.P. Morgan Series Trust II:
Small Company Subaccount	24,318	(38,473)
Mid Cap Value Subaccount	759,567	(291,573)
MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount	9,447	(8,073)
Investors Growth Stock Subaccount	4,492	(1,140)
Mid Cap Growth Subaccount	116,127	(164,665)
Total Return Subaccount	72,046	(4,203)
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	995,623	(1,028,496)
Total Return Subaccount	2,396,481	(3,217,362)
Global Bond Subaccount	847,863	(250,322)
Royce Capital Fund:
Micro-Cap Subaccount	671,383	(66,654)
Small-Cap Subaccount	1,223,046	(194,559)
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	36,248	(62,117)
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Subaccount	495,678	(278,168)
Franklin Flex Cap Growth Securities Subaccount	1,175,067	(219,081)
Franklin Income Securities Subaccount	322,672	(66,584)
Legg Mason Partners Variable Equity Trust - Class I:
Fundamental Value Subaccount	4,423	(4,329)
Investors Subaccount	2,164	(654)
Neuberger Berman Advisers Management Trust - S Class:
AMT Regency Subaccount	956,899	(408,602)
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount	88,866	(6,989)
Goldman Sachs Variable Insurance Trust - Service Shares:
Growth and Income Subaccount	920,889	(18,611)
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign Securities Subaccount	70,738	(366)
Franklin Flex Cap Growth Securities Subaccount	859,975	(14,685)
Franklin Income Securities Subaccount	208,493	(2,123)
Franklin Templeton VIP Founding Funds Allocation Subaccount	22,537	(130)
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	219,385	(5,393)

Totals	$37,535,728	$(19,404,514)

National Security Variable Account N

 Report of Independent Registered Public Accounting Firm

The Board of Directors of National Security Life and Annuity Company
  and Contract Owners of National Security Variable Account N:

We have audited the accompanying statements of assets and contract owners’ equity of National Security Variable Account N (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, OH
February 18, 2009

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National Security Variable Account N Post Office Box 5363 Cincinnati, Ohio 45201-5363 Form 1322-NSLAC Rev. 2-09